UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES




                  Investment Company Act file number 811-06199
                                                     ---------

                       The Nottingham Investment Trust II
                       ----------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
               (Address of principal executive offices)              (Zip code)


                               C. Frank Watson III
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                     Date of fiscal year end: March 31, 2005
                                              --------------


                  Date of reporting period: September 30, 2004
                                            ------------------

Item 1. REPORTS TO STOCKHOLDERS.

________________________________________________________________________________


                               CAPITAL VALUE FUND

________________________________________________________________________________


                 a series of The Nottingham Investment Trust II






                               SEMI-ANNUAL REPORT
                                   (Unaudited)




                     FOR THE PERIOD ENDED SEPTEMBER 30, 2004




                               INVESTMENT ADVISOR
                        Capital Investment Counsel, Inc.
                              Post Office Box 32249
                          Raleigh, North Carolina 27622
                                 1-919-831-2370


                               CAPITAL VALUE FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-525-3863


                                   DISTRIBUTOR
                         Capital Investment Group, Inc.
                             Post Office Drawer 4365
                        Rocky Mount, North Carolina 27803
                                 1-800-773-3863

--------------------------------------------------------------------------------
An investment in the Capital Value Fund ("Fund") is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its objective. Investment the Fund is also subject to the following risks: market risk, portfolio turnover risk, market sector risk, credit risk, interest rate risk, maturity risk, investment-grade securities risk, junk bonds or lower-rated securities risk, foreign securities risk and investment advisor risk. More information about these risks and other risks can be found in the Fund's prospectus.


The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.


--------------------------------------------------------------------------------




[PIE CHART HERE]

COMMON STOCKS - 56.20%                         1,984,780

  Corporate Obligations - 15.86%                 560,160
  Investment Companies - 9.04%                   319,221
  Auto Manufacturers - 3.61%                     127,440
  Banks - 2.66%                                   93,900
  Computers - 4.41%                              155,800
  Diversified Financial Services - 7.45%         262,980
  Media - 5.57%                                  196,740
  Pharmaceuticals - 2.55%                         90,000
  Retail - 3.01%                                 106,400
  Semiconductors - 9.27%                         327,340
  Software - 3.83%                               135,360
  Telecommunications - 13.84%                    488,820

  Other Assets Less Liabilities                  667,353
  Net Assets                                   3,531,514


                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 56.20%

Auto Manufacturers - 3.61%
     General Motors Corporation ................................................                     3,000             $    127,440
                                                                                                                       ------------

Banks - 2.66%
     Wachovia Corporation ......................................................                     2,000                   93,900
                                                                                                                       ------------

Computers - 4.41%
  (a)EMC Corporation ...........................................................                    10,000                  115,400
  (a)Sun Microsystems, Inc. ....................................................                    10,000                   40,400
                                                                                                                       ------------
                                                                                                                            155,800
                                                                                                                       ------------
Diversified Financial Services - 7.45%
     J.P. Morgan Chase & Co. ...................................................                     5,000                  198,650
     The Charles Schwab Corporation ............................................                     7,000                   64,330
                                                                                                                       ------------
                                                                                                                            262,980
                                                                                                                       ------------
Media - 5.57%
  (a)Comcast Corporation .......................................................                     3,000                   83,760
  (a)Time Warner Inc. ..........................................................                     7,000                  112,980
                                                                                                                       ------------
                                                                                                                            196,740
                                                                                                                       ------------
Pharmaceuticals - 2.55%
     Mylan Laboratories ........................................................                     5,000                   90,000
                                                                                                                       ------------

Retail - 3.01%
     Wal-Mart Stores, Inc. .....................................................                     2,000                  106,400
                                                                                                                       ------------

Semiconductors - 9.27%
  (a)Applied Materials, Inc. ...................................................                     3,000                   49,470
     Intel Corporation .........................................................                     2,000                   40,120
  (a)Novellus Systems, Inc. ....................................................                     4,000                  106,360
  (a)Qlogic Corporation ........................................................                     3,000                   88,830
     Texas Instruments, Inc. ...................................................                     2,000                   42,560
                                                                                                                       ------------
                                                                                                                            327,340
                                                                                                                       ------------
Software - 3.83%
  (a)Oracle Corporation ........................................................                    12,000                  135,360
                                                                                                                       ------------

Telecommunications - 13.84%
  (a)Cisco Systems, Inc. .......................................................                    21,000                  380,100
     Nokia Oyj - ADR ...........................................................                     7,000                   96,040
  (a)RF Micro Devices, Inc. ....................................................                     2,000                   12,680
                                                                                                                       ------------
                                                                                                                            488,820
                                                                                                                       ------------

     Total Common Stocks (Cost $2,074,707) .....................................                                          1,984,780
                                                                                                                       ------------



                                                                                                                         (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2004
                                                             (Unaudited)
                                                                        ------------------------------------------------------------
                                                                                            Interest     Maturity          Value
                                                                             Principal        Rate         Date           (note 1)
                                                                        ------------------------------------------------------------

CORPORATE OBLIGATIONS - 15.86%

      A T & T Corporation ............................................      $   50,000        7.500%      06/01/06     $     52,813
      Anheuser-Busch Companies, Inc. .................................          25,000        9.000%      12/01/09           30,801
      Archer Daniels Midland Corporation .............................          25,000        8.875%      04/15/11           31,212
      BellSouth Telecommunications ...................................          50,000        7.000%      02/01/05           50,746
      General Electric Capital Corporation ...........................         100,000        8.750%      05/21/07          114,100
      Pacific Bell ...................................................         100,000        6.250%      03/01/05          101,583
      Wal-Mart Stores, Inc. ..........................................         150,000        8.875%      06/29/11          152,872
      Wal-Mart Stores, Inc. ..........................................          25,000        8.500%      09/15/24           26,033
                                                                                                                       ------------

           Total Corporate Obligations (Cost $525,632) ..................................................                   560,160
                                                                                                                       ------------

                                                                                                  Shares
                                                                                                  ------

INVESTMENT COMPANIES - 9.04%

      Government and Agency Portfolio - AIM Institutional Class ......................            159,643                   159,643
      Liquid Assets Portfolio - AIM Institutional Class ..............................            159,578                   159,578
                                                                                                                       ------------

           Total Investment Companies (Cost $319,221) ...................................................                   319,221
                                                                                                                       ------------

Total Value of Investments (Cost $2,919,560 (b)) .....................................              81.10 %            $  2,864,161
Other Assets Less Liabilities ........................................................              18.90 %                 667,353
                                                                                                 --------              ------------
      Net Assets .....................................................................             100.00 %            $  3,531,514
                                                                                                 ========              ============



      (a)  Non-income producing investment

      (b)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized  appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


                Aggregate gross unrealized appreciation ...................................                            $    483,295
                Aggregate gross unrealized depreciation ...................................                                (538,694)
                                                                                                                       ------------

                      Net unrealized depreciation .......................................................              $    (55,399)
                                                                                                                       ============



      The following acronym is used in this portfolio:

           ADR - American Depository Receipt


See accompanying notes to financial statements

                                                         CAPITAL VALUE FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2004
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $2,919,560) .........................................................                $  2,864,161
      Cash ............................................................................................                     677,782
      Income receivable ...............................................................................                      11,285
      Other asset .....................................................................................                       2,658
                                                                                                                       ------------

           Total assets ...............................................................................                   3,555,886
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      22,320
      Other liability .................................................................................                       2,052
                                                                                                                       ------------

           Total liabilities ..........................................................................                      24,372
                                                                                                                       ------------

NET ASSETS
      (applicable to 358,644 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                $  3,531,514
                                                                                                                       ============


NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($3,531,514 / 358,644 shares) ...................................................................                $       9.85
                                                                                                                       ============

MAXIMUM OFFERING PRICE PER SHARE
      (100 / 96.5 of $9.85) ...........................................................................                $      10.21
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $  5,678,393
      Accumulated net investment loss .................................................................                     (45,729)
      Accumulated net realized loss on investments ....................................................                  (2,045,751)
      Net unrealized depreciation on investments ......................................................                     (55,399)
                                                                                                                       ------------
                                                                                                                       $  3,531,514
                                                                                                                       ============

















See accompanying notes to financial statements

                                                         CAPITAL VALUE FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 2004
                                                             (Unaudited)

NET INVESTMENT LOSS

      Income
           Interest ......................................................................................             $     26,482
           Dividends .....................................................................................                   12,620
                                                                                                                       ------------

               Total income ..............................................................................                   39,102
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) .............................................................                   11,591
           Fund administration fees (note 2) .............................................................                    3,381
           Distribution and service fees (note 3) ........................................................                    9,660
           Custody fees (note 2) .........................................................................                    2,989
           Registration and filing administration fees (note 2) ..........................................                    1,575
           Fund accounting fees (note 2) .................................................................                   13,693
           Audit and tax preparation fees ................................................................                    7,883
           Legal fees ....................................................................................                    4,374
           Securities pricing fees .......................................................................                    2,114
           Shareholder recordkeeping fees (note 2) .......................................................                    9,000
           Other accounting fees (note 2) ................................................................                    8,619
           Shareholder servicing expenses ................................................................                    1,246
           Registration and filing expenses ..............................................................                    3,726
           Printing expenses .............................................................................                      463
           Trustee fees and meeting expenses .............................................................                    2,299
           Other operating expenses ......................................................................                    2,218
                                                                                                                       ------------

               Total expenses ............................................................................                   84,831
                                                                                                                       ------------

                    Net investment loss ..................................................................                  (45,729)
                                                                                                                       ------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions .....................................................                  (14,184)
      Change in unrealized appreciation on investments ...................................................                 (399,975)
                                                                                                                       ------------

           Net realized and unrealized loss on investments ...............................................                 (414,159)
                                                                                                                       ------------

               Net decrease in net assets resulting from operations ......................................             $   (459,888)
                                                                                                                       ============









See accompanying notes to financial statements

                                                         CAPITAL VALUE FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



                                                                                ----------------------------------------------------
                                                                                                   Period ended        Year ended
                                                                                                    September           March 31,
                                                                                                     2004 (a)             2004
                                                                                ----------------------------------------------------
(DECREASE) INCREASE IN NET ASSETS

     Operations
         Net investment loss ...................................................                   $   (45,729)         $   (46,271)
         Net realized (loss) gain from investment transactions .................                       (14,184)             197,511
         Change in unrealized appreciation on investments ......................                      (399,975)             851,032
                                                                                                   -----------          -----------


              Net (decrease) increase in net assets resulting from operations ..                      (459,888)           1,002,272
                                                                                                   -----------          -----------

         Decrease in net assets resulting from capital share transactions (b) ..                      (433,355)            (214,401)
                                                                                                   -----------          -----------

                     Total (decrease) increase in net assets ...................                      (893,243)             787,871

NET ASSETS

     Beginning of period .......................................................                     4,424,757            3,636,886
                                                                                                   -----------          -----------

     End of period .............................................................                   $ 3,531,514          $ 4,424,757
                                                                                                   ===========          ===========


(a) Unaudited ..................................................................

(b) A summary of capital share activity follows:
                                                                           --------------------------------------------------------
                                                                                  Period ended                     Year ended
                                                                               September 30, 2004 (a)            March 31, 2004

                                                                                Shares         Value          Shares         Value
                                                                           --------------------------------------------------------
Shares sold .....................................................               19,823    $   203,603         20,311    $   208,287

Shares redeemed .................................................              (63,098)      (636,958)       (41,160)      (422,688)
                                                                           -----------    -----------    -----------    -----------

     Net decrease ...............................................              (43,275)   $  (433,355)       (20,849)   $  (214,401)
                                                                           ===========    ===========    ===========    ===========











See accompanying notes to financial statements

                                                         CAPITAL VALUE FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                          Period ended                             For the Years ended March 31,
                                          September 30,
                                           2004 (a)         2004            2003          2002            2001           2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $     11.01    $      8.60    $     10.78    $     11.69    $     20.98    $     15.32

  (Loss) income from investment operations
       Net investment (loss) income             (0.13)         (0.12)         (0.03)         (0.04)         (0.01)          0.01
       Net realized and unrealized (loss) gain
        on investments                          (1.03)          2.53          (2.11)         (0.58)         (5.70)          6.99
                                          -----------    -----------    -----------    -----------    -----------    -----------
           Total from investment operations     (1.16)          2.41          (2.14)         (0.62)         (5.71)          7.00
                                          -----------    -----------    -----------    -----------    -----------    -----------

  Distributions to shareholders from
       Net investment income ..........          0.00           0.00           0.00           0.00           0.00          (0.01)
       Net realized gain from investment
             transactions                        0.00           0.00          (0.04)         (0.29)         (3.58)         (1.33)
                                          -----------    -----------    -----------    -----------    -----------    -----------
           Total distributions ........          0.00           0.00          (0.04)         (0.29)         (3.58)         (1.34)
                                          -----------    -----------    -----------    -----------    -----------    -----------


Net asset value, end of period ........   $      9.85    $     11.01    $      8.60    $     10.78    $     11.69    $     20.98
                                          ===========    ===========    ===========    ===========    ===========    ===========

Total return (c) ......................        (10.54)%        28.02 %       (19.97)%        (5.28)%       (28.82)%        46.68 %
                                          ===========    ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
      Net assets, end of period .......   $ 3,531,514    $ 4,424,757    $ 3,636,886    $ 9,742,619    $12,141,902    $16,487,247
                                          ===========    ===========    ===========    ===========    ===========    ===========

      Ratio of expenses to average net assets    4.39 %(b)      4.12 %         3.65 %         2.48 %         1.99 %         1.95 %

      Ratio of net investment (loss) income to
           average net assets                   (2.35)%(b)     (1.11)%        (0.24)%        (0.30)%        (0.05)%         0.06 %

      Portfolio turnover rate                    1.97 %        51.27 %        27.48 %        12.57 %        55.35 %        34.93 %

(a) Unaudited.
(b) Annualized.
(c) Total return does not reflect payment of a sales charge.

See accompanying notes to financial statements

                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2004
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Capital Value Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-ended management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation, both realized and unrealized, and income under the constantly varying market conditions by investing in a flexible portfolio of equity securities, fixed income securities, and money market instruments. The Fund began operations on November 16, 1990.

     Pursuant to a plan approved by the Board of Trustees of the Trust (the "Trustees"), the existing single class of shares of the Fund was redesignated as the Investor Class Shares of the Fund on June 15, 1995. An additional class of shares, the T Shares, was authorized on September 27, 1999. To date, only Investor Class Shares have been issued by the Fund. The T Shares will be sold without a sales charge and will bear distribution and service fees which may not exceed 0.75% of the T Shares' average net assets annually. The Investor Class Shares are subject to a maximum 3.50% sales charge and bear distribution and service fees which may not exceed 0.50% of the Investor Class Shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          The Fund has capital loss carryforwards for federal income tax purposes of $2,031,569, which $1,930,710 expires in the year 2011 and $100,859 expires in the year 2012. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.




                                                                     (Continued)

                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2004
                                   (Unaudited)


     D. Distributions to Shareholders - The Fund generally declares dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Capital Investment Counsel, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.60% of the first $250 million of the average daily net assets of the Fund and 0.50% of average daily net assets over $250 million.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a base monthly fee of $2,250 for accounting and record-keeping services and $750 for each class of shares beyond the initial class, plus 0.01% of the average annual net assets. The Administrator also receives the following to procure and pay the custodian for the Funds: 0.02% on the first $100 million of each Fund's net assets and 0.009% on all assets over $100 million plus transaction fees, with a minimum fee of $400 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares.

     Capital Investment Group, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended September 30, 2004, the Distributor retained sales charges in the amount of $170.

     Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


                                                                     (Continued)

                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2004
                                   (Unaudited)


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plan provides that the Fund may incur certain expenses, which may not exceed 0.50% per annum of the Investor Class Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor Class Shares of the Fund or support servicing of shareholder accounts. Expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets. The Fund incurred $9,660 of such expenses under the Plan for the period ended September 30, 2004.


NOTE 4 - INFORMATION ABOUT SHAREHOLDER EXPENSES

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

     A. Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     B. Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.








                                                                     (Continued)

                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2004
                                   (Unaudited)


     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                       Beginning             Ending
                                          Total      Account Value       Account Value        Expenses Paid
                                         Return      April 1, 2004     September 30, 2004    During Period*
                                         ------      -------------     ------------------    --------------

Actual return of                        (10.54)%       $ 1,000.00          $      894.60          $ 20.85
Hypothetical return before expenses of    5.00%        $ 1,000.00          $    1,003.06          $ 22.04



 * Expenses are equal to the Fund's  annualized  expense ratio of 4.39% multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the semi-annual period).

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term investments, aggregated $63,759 and $1,138,299, respectively, for the period ended September 30, 2004.























                                                                    (Continued)

                               CAPITAL VALUE FUND

                             ADDITIONAL INFORMATION

                               September 30, 2004
                                   (Unaudited)


PROXY VOTING POLICY

     A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and
     (2) on the SEC's website at http://www.sec.gov.


PORTFOLIO HOLDINGS

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q will be available, beginning with the quarter ending December 31, 2004, on the SEC's website at http://www.sec.gov. You may review and make copies at the SEC's Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

                   (This page was intentionally left blank.)

________________________________________________________________________________


                               CAPITAL VALUE FUND

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II























                 This Report has been prepared for shareholders
               and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

________________________________________________________________________________


                             EARNEST PARTNERS FIXED
                                  INCOME TRUST

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II



                               SEMI-ANNUAL REPORT
                                   (Unaudited)




                     FOR THE PERIOD ENDED SEPTEMBER 30, 2004




                               INVESTMENT ADVISOR
                          EARNEST Partners Limited, LLC
                              75 Fourteenth Street
                                   Suite 2300
                             Atlanta, Georgia 30309



                       EARNEST PARTNERS FIXED INCOME TRUST
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-525-3863



                                   DISTRIBUTOR
                         Capital Investment Group, Inc.
                             Post Office Drawer 4365
                        Rocky Mount, North Carolina 27803
                                 1-800-773-3863

--------------------------------------------------------------------------------
An investment in the EARNEST Partners Fixed Income Trust (the "Fund") is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its objective. Investment in the Fund is also subject to the following risks: market risk, credit risk, interest rate risk, maturity risk, investment-grade securities risk, investment advisor risk, market sector risk and portfolio turnover risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted herein represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-800-525-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------


U.S. GOVERNMENT & AGENCY OBLIGATIONS - 65.16%                    22,523,169
U.S. GOVERNMENT INSURED OBLIGATIONS - 0.80%                         277,879
CORPORATE ASSET-BACKED SECURITIES - 16.75%                        5,790,846
CORPORATE OBLIGATIONS - 14.07%                                    4,862,544
INVESTMENT COMPANY - 2.20%                                          758,677


OTHER ASSETS LESS LIABILITIES - 1.02%                               351,653
NET ASSETS - 100.00%                                             34,564,768


                                                 EARNEST Partners Fixed Income Trust

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Interest        Maturity             Value
                                                                         Principal       Rate            Date             (note 1)
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 65.16%

     A.I.D. - Equador ............................................       $   53,659     7.050%        05/01/15       $       60,579
     A.I.D. - Isreal .............................................          700,000     5.500%        12/04/23              723,421
     A.I.D. - Ivory Coast ........................................          100,075     8.100%        12/01/06              107,271
     A.I.D. - Peru ...............................................           62,694     8.350%        01/01/07               63,821
     Alter Barge Line Title XI ...................................          292,000     6.000%        03/01/26              318,356
     Amethyst Title XI ...........................................          800,000     4.390%        04/15/16              808,600
     Federal Agricultural Mortgage Corporation
         Series AM-1003 ..........................................          439,573     6.820%        04/25/13              468,431
     Federal National Mortgage Association .......................          750,000     4.125%        04/15/14              722,465
     Federal National Mortgage Association
         REMIC Trust 2003-T1 .....................................          218,383     3.807%        11/25/12              217,590
     Government National Mortgage Association
         REMIC Trust 2001-12 .....................................          672,703     5.439%        01/16/15              697,738
         REMIC Trust 2001-34 .....................................           65,598     5.444%        11/16/15               67,756
         REMIC Trust 2001-44 .....................................           37,390     5.204%        10/16/14               38,123
         REMIC Trust 2002-83 .....................................          262,838     3.313%        04/16/17              262,569
         REMIC Trust 2002-85 .....................................           76,664     3.293%        11/16/18               76,956
         REMIC Trust 2002-9 ......................................           73,036     4.691%        06/16/16               74,566
         REMIC Trust 2002-94 .....................................          916,015     3.500%        12/16/18              919,380
         REMIC Trust 2003-16 .....................................          365,750     3.130%        04/16/16              363,236
         REMIC Trust 2003-22 .....................................          189,082     2.750%        06/16/21              186,785
         REMIC Trust 2003-36 .....................................        1,269,038     2.933%        10/16/20            1,248,046
         REMIC Trust 2003-38 .....................................          282,523     2.196%        04/16/20              280,233
         REMIC Trust 2003-59 .....................................        1,426,762     2.274%        07/16/18            1,373,618
         REMIC Trust 2003-72 .....................................          726,292     4.356%        02/16/30              730,958
     Matson Navigation Company, Inc. Title XI ....................          624,000     5.337%        09/04/28              647,219
     Perforadora Cent SA de CV Shipping Title XI .................          435,005     5.240%        12/15/18              455,664
     Private Export Funding Corp NT-Q ............................          600,000     3.400%        02/15/08              601,261
     Private Export Funding Corp NT-P ............................          650,000     5.685%        05/15/12              704,997
     Private Export Funding Corp NT-I ............................          320,000     7.200%        01/15/10              370,213
     Rowan Companies, Inc. Title XI ..............................          678,571     2.800%        10/20/13              645,863
     Small Business Administration
         Series 1992-20H .........................................          102,983     7.400%        08/01/12              110,186
         Series 1995-20L .........................................          206,128     6.450%        12/01/15              219,561
         Series 1997-20A .........................................          232,043     7.150%        01/01/17              252,158
         Series 1998-20B .........................................          492,631     6.150%        02/01/18              525,723
         Series 2001-20A .........................................          579,731     6.290%        01/01/21              626,182
         Series 2002-10A .........................................          706,383     5.350%        01/01/12              735,136
         Series 2002-10B .........................................          841,438     5.300%        03/01/12              875,215
         Series 2002-10F .........................................          436,290     3.940%        11/01/12              439,488
         Series 2002-20J .........................................          927,979     4.750%        10/01/22              938,649

                                                                                                                      (Continued)


                                                 EARNEST Partners Fixed Income Trust

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Interest        Maturity             Value
                                                                         Principal       Rate            Date             (note 1)
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (Continued)

     Small Business Administration
         Series 2003-10B .........................................      $   386,918     3.390%        03/01/13       $      381,507
         Series 2003-10C .........................................          600,003     3.530%        05/01/13              595,642
         Series 2003-20C .........................................          227,770     4.500%        03/01/23              226,603
         Series 2003-20D .........................................          624,516     4.760%        04/01/23              630,483
         Series 2003-20E .........................................          619,663     4.640%        05/01/23              621,484
         Series 2003-20F .........................................        1,142,037     4.070%        06/01/23            1,103,831
         Series 2003-20I .........................................          763,384     5.130%        09/01/23              782,518
     Sterling Equipment, Inc. Title XI ...........................          200,483     6.125%        09/28/19              223,088
                                                                                                                     --------------

         Total U.S. Government and Agency Obligations (Cost $22,546,528) ................................                22,523,169
                                                                                                                     --------------

U.S. GOVERNMENT INSURED OBLIGATIONS - 0.80%

     Federal Housing Authority Project Loan
         Downtowner Apartments ...................................         105,728      8.375%        11/01/11              119,149
         Reilly #046 .............................................          58,146      6.513%        06/01/14               59,802
         USGI #87 ................................................          95,309      7.430%        08/01/23               98,928
                                                                                                                     --------------
         Total U.S. Government Insured Obligations (Cost $260,989).......................................                   277,879
                                                                                                                     --------------
CORPORATE ASSET-BACKED SECURITIES - 16.75%

     Atlantic City Electric Funding Series 2002-1 A1 .............         111,223      2.890%        07/20/10              111,136
     Atlantic City Electric Funding Series 2002-1 A3 .............         800,000      4.910%        07/20/17              820,482
     California Infrastructure SCE Series 1997-1 .................         500,014      6.380%        09/25/08              520,317
     California Infrastructure SDG&E Series 1997-1 ...............         250,000      6.370%        12/26/09              273,045
     CenterPoint Energy Transition Bond Co. 2001-1 ...............         460,000      4.760%        09/15/09              475,221
     Connecticut RRB Series 2001-1 A2 ............................         100,386      5.360%        03/30/07              101,635
     Connecticut RRB Series 2001-1 A5 ............................         365,000      6.210%        12/30/11              403,709
     Consumer Funding 2001-1 .....................................         300,000      4.980%        04/20/12              314,894
     Detroit Edison Securitization Funding 2001-1 ................         100,000      6.190%        03/01/13              110,238
     Illinois Power Trust Series 1998-1 ..........................         200,000      5.540%        06/25/09              209,183
     Massachusetts RBB Trust 1999-1 ..............................         200,000      7.030%        03/15/12              226,344
     Massachusetts RBB Trust 2001-1 ..............................         605,218      6.530%        06/01/15              667,226
     PECO Energy Bonds Series 2000-A .............................         250,000      7.625%        03/01/10              288,036
     PP&L Transition Bonds Series 1999-1 .........................         350,000      7.150%        06/25/09              392,506
     Public Service New Hampshire Series 2001-1 A3 ...............         780,000      6.480%        05/01/15              876,874
                                                                                                                     --------------

         Total Corporate Asset-Backed Securities (Cost $5,808,503) ......................................                 5,790,846
                                                                                                                     --------------


                                                                                                                        (Continued)

                                                 EARNEST Partners Fixed Income Trust

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Interest        Maturity             Value
                                                                        Principal       Rate            Date             (note 1)
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 14.07%

     Arkansas Electric Cooperative Corporation .....................   $   241,000      7.330%        06/30/08       $      254,649
     Burlington Northern and Santa Fe Railway Co. ..................       637,420      6.230%        07/02/18              688,069
     Continental Airlines Inc. 1996-2 ..............................       339,987      7.750%        07/02/14              315,195
     CSX Corporation ...............................................       300,000      6.550%        06/15/13              339,481
     Delta Airlines ................................................       702,931      6.718%        07/02/24              722,375
     FedEx Corporation .............................................       132,950      7.650%        01/15/22              158,851
     General American Transportation ...............................       150,000      8.235%        02/24/05              152,694
     National Rural Utilities Co-op ................................       750,000      3.875%        02/15/08              756,685
     Norfolk Southern Railway Company ..............................       250,000      5.950%        04/01/08              269,939
     Southwest Airlines Co Series 2001-1 ...........................       523,643      5.100%        05/01/06              535,396
     Union Pacific ETC Corporation .................................       575,000      4.698%        01/02/24              555,812
     Union Pacific Railroad Company ................................       100,000      6.630%        01/27/22              113,398
                                                                                                                     --------------

         Total Corporate Obligations (Cost $4,966,711) ..................................................                 4,862,544
                                                                                                                     --------------

INVESTMENT COMPANY - 2.20% .........................................                                   Shares
                                                                                                       ------

     Evergreen Select Money Market Fund Institutional Class #495 ...                                   758,677              758,677
         (Cost $758,677)                                                                                             --------------


Total Value of Investments (Cost $34,341,408 (a)) ..................                                     98.98 %     $   34,213,115
Other Assets less Liabilities ......................................                                      1.02 %            351,653
                                                                                                      --------       --------------
     Net Assets ....................................................                                    100.00 %     $   34,564,768
                                                                                                      ========       ==============


     (a) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation/ (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

                Aggregate gross unrealized appreciation .................................................            $      329,870
                Aggregate gross unrealized depreciation .................................................                  (458,163)
                                                                                                                     --------------

                         Net unrealized depreciation ....................................................            $     (128,293)
                                                                                                                     ==============










See accompanying notes to financial statements

                                                 EARNEST Partners Fixed Income Trust

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2004
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $34,341,408) ........................................................              $   34,213,115
      Income receivable ...............................................................................                     354,278
      Other asset .....................................................................................                      20,663
      Due from advisor (note 2) .......................................................................                       7,571
                                                                                                                     --------------

           Total assets ...............................................................................                  34,595,627
                                                                                                                     --------------

LIABILITIES
      Accrued expenses ................................................................................                       4,124
      Payable for fund shares redeemed ................................................................                       2,991
      Disbursements in excess of cash on demand deposit ...............................................                      23,744
                                                                                                                     --------------

           Total liabilities ..........................................................................                      30,859
                                                                                                                     --------------

NET ASSETS
      (applicable to 3,174,607 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................              $   34,564,768
                                                                                                                     ==============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($34,564,768 / 3,174,607 shares) ................................................................              $        10.89
                                                                                                                     ==============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................              $   34,848,146
      Undistributed net investment income .............................................................                      18,158
      Accumulated net realized loss on investments ....................................................                    (173,243)
      Net unrealized depreciation on investments ......................................................                    (128,293)
                                                                                                                     --------------
                                                                                                                     $   34,564,768
                                                                                                                     ==============



















See accompanying notes to financial statements

                                                 EARNEST Partners Fixed Income Trust

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 2004
                                                             (Unaudited)

NET INVESTMENT INCOME

      Income
           Interest ......................................................................................           $      687,982
           Dividends .....................................................................................                    6,882
           Miscellaneous .................................................................................                       44
                                                                                                                     --------------

               Total income ..............................................................................                  694,908
                                                                                                                     --------------

      Expenses
           Investment advisory fees (note 2) .............................................................                   77,448
           Fund administration fees (note 2) .............................................................                   21,513
           Custody fees (note 2) .........................................................................                    9,812
           Registration and filing administration fees (note 2) ..........................................                    1,262
           Fund accounting fees (note 2) .................................................................                   15,221
           Audit and tax preparation fees ................................................................                    8,535
           Legal fees ....................................................................................                    4,310
           Securities pricing fees .......................................................................                    7,910
           Shareholder recordkeeping fees (note 2) .......................................................                    9,000
           Shareholder servicing expenses ................................................................                    1,213
           Registration and filing expenses ..............................................................                    3,982
           Printing expenses .............................................................................                      745
           Trustee fees and meeting expenses .............................................................                    2,298
           Other operating expenses ......................................................................                    3,686
                                                                                                                     --------------

               Total expenses ............................................................................                  166,935
                                                                                                                     --------------

               Less:
                    Expense reimbursements (note 2) ......................................................                  (20,595)
                    Investment advisory fees waived (note 2) .............................................                  (77,448)
                                                                                                                     --------------

               Net expenses ..............................................................................                   68,892
                                                                                                                     --------------

                    Net investment income ................................................................                  626,016
                                                                                                                     --------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized gain from investment transactions .....................................................                   12,223
      Change in unrealized appreciation on investments ...................................................                 (657,806)
                                                                                                                     --------------

           Net realized and unrealized loss on investments ...............................................                 (645,583)
                                                                                                                     --------------

               Net decrease in net assets resulting from operations ......................................           $      (19,567)
                                                                                                                     ==============




See accompanying notes to financial statements

                                                 EARNEST Partners Fixed Income Trust

                                                 STATEMENTS OF CHANGES IN NET ASSETS


                                                                                ----------------------------------------------------
                                                                                                  Period ended         Year ended
                                                                                                   September           March 31,
                                                                                                    2004 (a)              2004
                                                                                ----------------------------------------------------
(DECREASE) INCREASE IN NET ASSETS

     Operations
         Net investment income .........................................................        $    626,016         $    1,185,339
         Net realized gain from investment transactions ................................              12,223                112,836
         Change in unrealized appreciation on investments ..............................            (657,806)               313,385
                                                                                                ------------         --------------

              Net (decrease) increase in net assets resulting from operations ..........             (19,567)             1,611,560
                                                                                                ------------         --------------

     Distributions to shareholders from
         Net investment income .........................................................            (661,012)            (1,270,236)
                                                                                                ------------         --------------

     Capital share transactions
         (Decrease) increase in net assets resulting from capital share transactions (b)          (3,888,901)            25,038,366
                                                                                                ------------         --------------

                    Total (decrease) increase in net assets ............................          (4,569,480)            25,379,690

NET ASSETS

     Beginning of period ...............................................................          39,134,248             13,754,558
                                                                                                ------------         --------------

     End of period  (including undistributed net investment income .....................        $ 34,564,768         $   39,134,248
                     of $18,158 at September 30, 2004)                                          ============         ==============

(a) Unaudited
(b) A summary of capital share activity follows:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Period ended                      Year ended
                                                                            September 30, 2004 (a)               March 31, 2004

                                                                          Shares          Value            Shares          Value
------------------------------------------------------------------------------------------------------------------------------------
Shares sold ......................................................          435,976    $  4,721,613       3,227,127    $ 35,503,521

Shares issued for reinvestment of distributions ..................           44,553         480,623          94,788       1,037,215
                                                                       ------------    ------------    ------------    ------------

                                                                            480,529       5,202,236       3,321,915      36,540,736

Shares redeemed ..................................................         (838,268)     (9,091,137)     (1,054,253)    (11,502,370)
                                                                       ------------    ------------    ------------    ------------

     Net (decrease) increase .....................................         (357,739)   $ (3,888,901)      2,267,662    $ 25,038,366
                                                                       ============    ============    ============    ============





See accompanying notes to financial statements

                                                 EARNEST Partners Fixed Income Trust

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                              Period ended                         For the Years ended March 31,
                                              September 30,
                                                 2004 (a)       2004          2003          2002           2001         2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .....     $     11.08   $     10.88   $     10.08   $     10.32   $      9.84   $     10.30

  Income from investment operations
       Net investment income .............            0.20          0.36          0.51          0.59          0.61          0.60
       Net realized and unrealized (loss) gain on
          investments                                (0.18)         0.22          0.80         (0.24)         0.48         (0.46)
                                               -----------   -----------   -----------   -----------   -----------   -----------
           Total from investment operations           0.02          0.58          1.31          0.35          1.09          0.14
                                               -----------   -----------   -----------   -----------   -----------   -----------

  Distributions to shareholders from
       Net investment income .............           (0.21)        (0.38)        (0.51)        (0.59)        (0.61)        (0.60)
                                               -----------   -----------   -----------   -----------   -----------   -----------

Net asset value, end of period ...........     $     10.89   $     11.08   $     10.88   $     10.08   $     10.32   $      9.84
                                               ===========   ===========   ===========   ===========   ===========   ===========

Total return .............................            0.21 %        5.43 %       13.30 %        3.32 %       11.46 %        1.47 %
                                               ===========   ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
  Net assets, end of period ..............     $34,564,768   $39,134,248   $13,754,558   $ 5,791,475   $ 6,630,599   $ 8,193,248
                                               ===========   ===========   ===========   ===========   ===========   ===========

  Ratio of expenses to average net assets
    Before expense reimbursements and waived fees     0.98 %(b)     0.95 %        1.97 %        2.44 %        1.99 %        1.57 %
    After expense reimbursements and waived fees      0.40 %(b)     0.40 %        0.58 %        0.90 %        0.90 %        0.90 %

  Ratio of net investment income to average net assets
    Before expense reimbursements and waived fees     3.77 %(b)     2.76 %        3.16 %        4.12 %        4.96 %        5.26 %
    After expense reimbursements and waived fees      4.35 %(b)     3.31 %        4.55 %        5.65 %        6.05 %        5.93 %

  Portfolio turnover rate ........................   14.44 %       54.20 %       74.35 %       23.87 %        7.68 %       15.41 %

(a) Unaudited.
(b) Annualized.

See accompanying notes to financial statements



                       EARNEST Partners Fixed Income Trust

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2004
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The EARNEST Partners Fixed Income Trust (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-end management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to preserve capital and maximize total returns through active management of investment-grade fixed-income securities. The Fund began operations on November 15, 1991. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m., Eastern Time. Securities for which market quotations are not readily available are valued in good faith using a method approved by the Trust's Board of Trustees, taking into consideration institutional bid and last sale prices, and securities prices, yields, estimated maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. Short-term investments are valued at cost, which approximates value.

          The financial statements include securities valued at $402,279 (1.16% of net assets) whose values have been estimated using a method approved by the Trust's Board of Trustees. Such securities are valued by using a matrix system, which is based upon the factors described above and particularly the spread between yields on the securities being valued and yields on U. S. Treasury securities with similar remaining years to maturity. Those estimated values may differ from the values that would have resulted from actual purchase and sale transactions.

     B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          The Fund has capital loss carryforwards for federal income tax purposes of $48,200 which expire in the year 2009. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis.





                                                                     (Continued)

                       EARNEST Partners Fixed Income Trust

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2004
                                   (Unaudited)


     D. Distributions to Shareholders - The Fund generally declares dividends monthly, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, EARNEST Partners Limited, LLC (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.45% of the Fund's average daily net assets. The Advisor has waived all of its fee and reimbursed expenses of the Fund to limit total Fund operating expenses to 0.40% of average daily net assets. There can be no assurance that the foregoing fee waivers or reimbursements will continue. The Advisor has waived its fee amounting to $77,448 ($0.02 per share) and has reimbursed expenses totaling $20,595 for the period ended September 30, 2004. The Fund may at a later date reimburse the Advisor the fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement during any of the previous five (5) fiscal years, provided the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limits stated above. Consequently, no reimbursement by the Fund will be made unless; (i) the Fund's assets exceed $20 million; (ii) the Fund's total annual expense ratio is less than the percentage stated above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's average daily net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and recordkeeping services with an additional charge of 0.01% of annual average net assets paid monthly. The Administrator also receives the following to procure and pay the custodian for the Funds: 0.02% on the first $100 million of each Fund's net assets and 0.009% on all assets over $100 million plus transaction fees, with a minimum fee of $400 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares. In addition, the Transfer Agent shall be entitled to reimbursement of actual out-of-pocket expenses incurred by the Transfer Agent on behalf of the Trust or the Fund.

                                                                     (Continued)

                       EARNEST Partners Fixed Income Trust

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2004
                                   (Unaudited)


     Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


NOTE 3 - INFORMATION ABOUT SHAREHOLDER EXPENSES

     As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

     A. Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     B. Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


                                                       Beginning             Ending
                                          Total      Account Value       Account Value       Expenses Paid
                                         Return      April 1, 2004     September 30, 2004    During Period*
                                         ------      -------------     ------------------    --------------

Actual return of                          0.21%        $ 1,000.00          $    1,002.10          $ 2.01
Hypothetical return before expenses of    5.00%        $ 1,000.00          $    1,023.06          $ 2.03


* Expenses are equal to the Fund's  annualized  expense ratio of 0.40% multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the semi-annual period).


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, aggregated $4,770,949 and $6,062,657, respectively, for the period ended September 30, 2004. Purchases and sales of long-term U.S. government securities aggregated $26,312 and $1,158,383, respectively, for the period ended September 30, 2004.




                                                                    (Continued)

                       EARNEST Partners Fixed Income Trust

                             ADDITIONAL INFORMATION

                               September 30, 2004
                                   (Unaudited)


PROXY VOTING POLICY

     A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and
     (2) on the SEC's website at http://www.sec.gov.


PORTFOLIO HOLDINGS

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q will be available, beginning with the quarter ending December 31, 2004, on the SEC's website at http://www.sec.gov. You may review and make copies at the SEC's Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

                   (This page was intentionally left blank.)

________________________________________________________________________________


                             EARNEST PARTNERS FIXED
                                  INCOME TRUST

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II



























                 This Report has been prepared for shareholders
               and may be distributed to others only if preceded
                    or accompanied by a current prospectus.

Semi-Annual Report 2004





                                                                 Balanced Fund
                                                                   Equity Fund
                                                            Small Company Fund
                                                     International Equity Fund
                                                                  Mid-Cap Fund


                                                            September 30, 2004
                                                                   (Unaudited)


      [LOGO HERE]
BROWN CAPITAL MANAGEMENT






This report and the financial statements contained herein are submitted for the general information of the shareholders of the Brown Capital Management Funds (the "Funds"). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds' distributor is a bank.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

Table of Contents

Balanced Fund..................................................................8
Equity Fund...................................................................21
Small Company Fund............................................................34
International Equity Fund.....................................................45
Mid-Cap Fund..................................................................58



--------------------------------------------------------------------------------
Investments in the Brown Capital Management Funds ("Funds") are subject to investment risks, including, without limitation, market risk, investment style risk, investment advisor risk, market sector risk, equity securities risk, portfolio turnover risk, and other risks as set forth in the Funds' prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available by calling Shareholder Services at 1-877-892-4226. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

Regarding the Brown Capital Management: Balanced Fund, Equity Fund, Mid-Cap and International Equity Fund:

Stated performance in the aforementioned funds was achieved at some or all points during the year by waiving or reimbursing part of those funds' total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Semi-Annual Report was first distributed to shareholders on or about November 29, 2004.


For More Information on Your Brown Capital Management (BCM) Mutual Funds:

         See Our Web site @ www.browncapital.com
                  or
         Call Our Shareholder Services Group Toll-Free at 1-877-892-4BCM, (1-877-892-4226)

[BAR CHART HERE:]
                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND
          Asset Allocation as of September 30, 2004 (% of net assets)

      Common Stocks - 70.59%                            9,709,492
      U.S. Government Obligations - 2.29%                 314,656
      Corporate Obligations - 14.33%                    1,970,108
      Investment Companies - 9.03%                      1,241,750


[BAR CHART HERE:]
                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND
      Common Stocks Allocation as of September 30, 2004 (% of net assets)

      Aerospace / Defense - 1.27%                         174,034
      Automobiles & Components - 2.07%                    284,782
      Business Services - 1.19%                           163,842
      Capital Goods & Services - 4.02%                    553,432
      Chemicals - 0.63%                                    86,171
      Distribution / Wholesale - 1.03%                    141,581
      Diversified Financials - 6.89%                      947,748
      Educational Services - 1.41%                        193,694
      Energy - 0.96%                                      131,784
      Food Distribution - 0.58%                            80,186
      Health Care Equipment & Services - 6.18%            849,739
      Hotels Restaurants & Leisure - 2.36%                325,126
      Insurance - 2.08%                                   286,238
      Media - 1.29%                                       177,868
      Oil and Gas Services - 1.18%                        161,544
      Pharmaceuticals & Biotechnology - 6.63%             912,108
      Retailing - 12.18%                                1,675,352
      Software & Services - 6.39%                         879,230
      Technology Hardware & Equipment - 11.56%          1,589,609
      Telecommunications Equipment - 0.69%                 95,424

      Other Assets Less Liabilities - 3.76%               517,792
      Net Assets                                       13,753,798

[BAR CHART HERE:]
                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND
          Asset Allocation as of September 30, 2004 (% of net assests)

COMMON STOCK - 99.11%

      Aerospace / Defense - 1.88%                         245,432
      Automobile & Components - 3.02%                     395,392
      Business Services - 1.77%                           231,819
      Capital Goods & Services - 7.13%                    931,351
      Chemicals - 0.90%                                   117,943
      Distribution / Wholesale - 1.50%                    196,646
      Diversified Financials - 10.44%                   1,364,653
      Educational Services - 1.87%                        244,594
      Energy - 1.35%                                      176,117
      Food Distribution - 0.85%                           110,704
      Health Care Equipment & Services - 9.06%          1,183,717
      Hotels, Restaurants & Leisure - 3.67%               479,478
      Insurance - 2.81%                                   367,146
      Media - 1.87%                                       244,988
      Oil and Gas Services - 1.55%                        201,930
      Pharmaceuticals & Biotechnology - 7.99%           1,044,147
      Retailing - 14.40%                                1,881,655
      Software & Services - 9.39%                       1,227,304
      Technology Hardware & Equipment - 16.66%          2,177,354
      Telecommunications Equipment - 1.00%                131,208
      Investment Company - 0.98%                          128,511

      Liabilities In Excess of Other Assets - (0.09)%     (12,270)
      Net Assets                                       13,069,819

[BAR CHART HERE:]
                THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND
          Asset Allocation as of September 30, 2004 (% of net assests)

COMMON STOCKS - 98.87%

      Business Services - 22.44%                      144,682,139
      Consumer Related - 8.13%                         52,389,574
      Industrial Products & Systems - 22.12%          142,629,917
      Information / Knowledge Management - 14.90%      96,061,220
      Medical / Healthcare - 23.18%                   149,417,844
      Pharmaceuticals - 8.11%                          52,285,342
      Investment Company - 1.12%                        7,219,459

      Other Assets Less Liabilities - 0.00%                45,917
      Net Assets                                      644,731,411

[BAR CHART HERE:]
             THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND Asset Allocation as of September 30, 2004 (% of net assests)

COMMON STOCK - 85.73%

      Australian Equities - 3.18%                         276,398
      Belgium Equity - 1.82%                              158,428
      Bermuda Equities - 2.82%                            244,959
      Canadian Equities - 4.51%                           392,284
      Chinese Equity - 1.62%                              141,104
      Danish Equity - 2.04%                               177,667
      French Equities - 3.21%                             278,670
      German Equities - 3.95%                             343,345
      Hong Kong Equities - 5.09%                          442,749
      Indian Equity - 0.88%                                76,296
      Ireland Equity - 0.45%                               38,989
      Israelian Equities - 4.11%                          357,420
      Italian Equities - 5.85%                            508,933
      Japanese Equities - 3.93%                           341,372
      Mexican Equities - 5.07%                            440,905
      Netherlands Equities - 9.09%                        789,933
      Norwegian Equity - 1.64%                            142,180
      Singapore Equities - 3.57%                          310,589
      Spanish Equity - 1.55%                              134,880
      Swedish Equities - 5.03%                            437,496
      Swiss Equities - 4.28%                              372,405
      United Kingdom Equities - 12.04%                  1,046,942
      Investment Company - 2.77%                          240,586

      Other Assets Less Liabilities - 11.50%              999,608
      Net Assets                                        8,694,138

[BAR CHART HERE:]
                   THE BROWN CAPITAL MANAGEMENT MID-CAP FUND
          Asset Allocation as of September 30, 2004 (% of net assets)

COMMON STOCK - 98.04%

      Automobiles & Components - 2.01%                     84,108
      Business Services - 1.63%                            67,977
      Capital Goods & Services - 3.22%                    134,633
      Chemicals - 2.54%                                   106,369
      Consumer Durables & Apparel - 4.25%                 177,723
      Distribution / Wholesale - 4.70%                    196,522
      Diversified Financials - 6.10%                      255,088
      Educational Services - 0.76%                         31,699
      Electronic Equipment and Instruments - 3.50%        146,150
      Energy - 1.74%                                       72,876
      Health Care Equipment and Services - 11.81%         493,779
      Health Care Providers and Services - 3.34%          139,796
      Hotels Restaurants & Leisure - 4.56%                190,755
      Insurance - 1.58%                                    66,198
      Pharmaceuticals & Biotechnology - 5.69%             237,918
      Retailing - 18.60%                                  777,850
      Software & Services - 5.82%                         243,168
      Technology Hardware & Equipment - 12.74%            532,743
      Telecommunication Equipment - 3.45%                 144,259
      Investment Company - 1.78%                           74,528

      Other Assets Less Liabilities - 0.18%                 7,343
      Net Assets                                        4,181,482

                   (This page was intentionally left blank.)

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 70.59%

Aerospace / Defense - 1.27%
     Lockheed Martin Corporation .............................................                      3,120              $    174,034
                                                                                                                       ------------

Automobiles & Components - 2.07%
  (a)Advance Auto Parts ......................................................                      2,300                    79,120
     Harley-Davidson, Inc. ...................................................                      3,460                   205,662
                                                                                                                       ------------
                                                                                                                            284,782
                                                                                                                       ------------
Business Services - 1.19%
  (a)Fiserv, Inc. ............................................................                      4,700                   163,842
                                                                                                                       ------------

Capital Goods & Services - 4.02%
     Danaher Corp. ...........................................................                      2,000                   102,560
     Illinois Tool Works Inc. ................................................                      2,075                   193,328
     Tyco International Ltd. .................................................                      8,400                   257,544
                                                                                                                       ------------
                                                                                                                            553,432
                                                                                                                       ------------
Chemicals - 0.63%
     Airgas, Inc. ............................................................                      3,580                    86,171
                                                                                                                       ------------

Distribution / Wholesale - 1.03%
     Fastenal Company ........................................................                      2,458                   141,581
                                                                                                                       ------------

Diversified Financials - 6.89%
     American Express Company ................................................                      5,000                   257,300
     Citigroup Inc. ..........................................................                      6,396                   282,191
     Legg Mason Inc. .........................................................                      2,685                   143,030
     T. Rowe Price Group Inc. ................................................                      2,095                   106,719
     The Goldman Sachs Group, Inc. ...........................................                      1,700                   158,508
                                                                                                                       ------------
                                                                                                                            947,748
                                                                                                                       ------------
Educational Services - 1.41%
  (a)Apollo Group, Inc. ......................................................                      1,400                   102,718
  (a)Career Education Corporation ............................................                      3,200                    90,976
                                                                                                                       ------------
                                                                                                                            193,694
                                                                                                                       ------------
Energy - 0.96%
  (a)Smith International, Inc. ...............................................                      2,170                   131,784
                                                                                                                       ------------

Food Distribution - 0.58%
     Sysco Corporation .......................................................                      2,680                    80,186
                                                                                                                       ------------






                                                                                                                      (Continued)

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Health Care Equipment & Services - 6.18%
     Biomet, Inc. ............................................................                      3,630              $    170,174
  (a)Boston Scientific Corporation ...........................................                      4,420                   175,607
     Health Management Associates, Inc. ......................................                      8,650                   176,719
     Omnicare, Inc. ..........................................................                      2,300                    65,228
     Stryker Corporation .....................................................                      2,520                   121,162
  (a)Zimmer Holdings, Inc. ...................................................                      1,782                   140,849
                                                                                                                       ------------
                                                                                                                            849,739
                                                                                                                       ------------
Hotels Restaurants & Leisure - 2.36%
     Carnival Corporation ....................................................                      5,400                   255,366
     Royal Caribbean Cruises Ltd. ............................................                      1,600                    69,760
                                                                                                                       ------------
                                                                                                                            325,126
                                                                                                                       ------------
Insurance - 2.08%
     American International Group, Inc. ......................................                      4,210                   286,238
                                                                                                                       ------------

Media - 1.29%
     Viacom Inc. .............................................................                      5,300                   177,868
                                                                                                                       ------------

Oil and Gas Services - 1.18%
     Schlumberger Ltd. .......................................................                      2,400                   161,544
                                                                                                                       ------------

Pharmaceuticals & Biotechnology - 6.63%
  (a)Amgen, Inc. .............................................................                      2,260                   128,097
  (a)Chiron Corporation ......................................................                      1,970                    87,074
     Eli Lilly & Company .....................................................                      3,100                   186,155
  (a)Gilead Sciences Inc. ....................................................                      2,800                   104,664
     Genzyme Corp. ...........................................................                      2,200                   119,702
     Pfizer, Inc. ............................................................                      9,360                   286,416
                                                                                                                       ------------
                                                                                                                            912,108
                                                                                                                       ------------
Retailing - 12.18%
     Best Buy Co. Inc. .......................................................                        900                    48,816
  (a)Coach Inc. ..............................................................                      3,845                   163,105
  (a)Costco Wholesale Corporation ............................................                      3,950                   164,162
  (a)Kohl's Corporation ......................................................                      4,220                   203,362
     Lowe's Companies, Inc. ..................................................                      4,370                   237,509
  (a)Staples, Inc. ...........................................................                      3,800                   113,316
     The TJX Companies, Inc. .................................................                     13,560                   298,862
     Tiffany & Co. ...........................................................                      2,370                    72,854
     Wal-Mart Stores, Inc. ...................................................                      6,030                   320,796
     Williams-Sonoma Inc. ....................................................                      1,400                    52,570
                                                                                                                       ------------
                                                                                                                          1,675,352
                                                                                                                       ------------


                                                                                                                      (Continued)

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Software & Services - 6.39%
  (a)eBay Inc. ...............................................................                      1,500              $    137,910
  (a)Electronic Arts Inc. ....................................................                      2,800                   128,772
     First Data Corporation ..................................................                      4,000                   174,000
  (a)Intuit Inc. .............................................................                      2,400                   108,960
     Microsoft Corporation ...................................................                     11,920                   329,588
                                                                                                                       ------------
                                                                                                                            879,230
                                                                                                                       ------------
Technology Hardware & Equipment - 11.56%
  (a)Altera Corporation ......................................................                      5,080                    99,416
     Analog Devices, Inc. ....................................................                      4,110                   159,386
  (a)Applied Materials, Inc. .................................................                      6,810                   112,297
  (a)Cisco Systems, Inc. .....................................................                     15,340                   277,654
  (a)Dell Computer Corporation ...............................................                      5,830                   207,548
  (a)EMC Corporation .........................................................                      6,870                    79,280
  (a)Flextronics International, Ltd. .........................................                      8,800                   116,600
     Intel Corporation .......................................................                      9,010                   180,740
  (a)Jabil Circuit, Inc. .....................................................                      5,110                   117,530
     Texas Instruments, Inc. .................................................                      7,280                   154,918
  (a)Xilinx, Inc. ............................................................                      3,120                    84,240
                                                                                                                       ------------
                                                                                                                          1,589,609
                                                                                                                       ------------
Telecommunications Equipment - 0.69%
     Molex Inc. ..............................................................                      3,200                    95,424
                                                                                                                       ------------


     Total Common Stocks (Cost $8,769,221) ..............................................................                 9,709,492
                                                                                                                       ------------

                                                                        ------------------------------------------------------------
                                                                                            Interest     Maturity
                                                                            Principal         Rate         Date
                                                                        ------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 2.29%

United States Treasury Note ..........................................      $100,000         7.500%       02/15/05          102,070
United States Treasury Note ..........................................        20,000         8.000%       11/15/21           27,491
United States Treasury Note ..........................................        20,000         6.250%       08/15/23           23,355
Freddie Mac ..........................................................       155,000         5.950%       01/19/06          161,740
                                                                                                                       ------------

     Total U.S. Government Obligations (Cost $296,597) ..................................................                   314,656
                                                                                                                       ------------







                                                                                                                        (Continued)

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2004
                                                             (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           Interest      Maturity           Value
                                                                           Principal         Rate          Date            (note 1)
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 14.33%

Bank of America Corporation ......................................        $   15,000         6.875%       02/15/05     $     15,241
Boston Edison Company ............................................            60,000         7.800%       05/15/10           71,295
Chase Manhattan Corporation ......................................            45,000         6.500%       08/01/05           46,443
Coca-Cola Co. ....................................................           200,000         5.750%       03/15/11          217,791
Dow Chemical .....................................................           170,000         7.375%       11/01/29          197,401
Dow Chemical Capital Debentures ..................................            15,000         9.200%       06/01/10           18,355
El Paso Energy ...................................................           200,000         6.950%       12/15/07          201,000
Ford Motor Company ...............................................           170,000         6.375%       02/01/29          149,416
Historic TW Inc. .................................................            35,000         9.150%       02/01/23           44,581
ITT Corporation ..................................................            95,000         7.375%       11/15/15          103,550
Nalco Chemical ...................................................            50,000         6.250%       05/15/08           49,125
Pharmacia Corporation ............................................            95,000         6.210%       02/05/08          102,782
Procter & Gamble .................................................           100,000         6.600%       12/15/04          100,949
Safeway, Inc. ....................................................           170,000         6.150%       03/01/06          177,234
Sears Roebuck Acceptance .........................................           170,000         7.000%       02/01/11          187,656
U.S.F. & G. Corporation ..........................................            90,000         7.125%       06/01/05           92,452
Wachovia Corp. ...................................................           100,000         7.450%       07/15/05          103,750
Wal-Mart Stores, Inc. ............................................            80,000         8.070%       12/21/12           91,087
                                                                                                                       ------------

     Total Corporate Obligations (Cost $1,850,413) ......................................................                 1,970,108
                                                                                                                       ------------

                                                                                                  Shares
                                                                                               -------------
INVESTMENT COMPANIES - 9.03%

      Evergreen Institutional Treasury Money Market Fund Class I #497 .....................       620,875                   620,875
      Evergreen Institutional Money Market Fund Class I #495 ..............................       620,875                   620,875
                                                                                                                       ------------

           Total Investment Companies (Cost $1,241,750) ...................................                               1,241,750
                                                                                                                       ------------

Total Value of Investments (Cost $12,157,981 (b)) .........................................         96.24 %             $13,236,006
Other Assets Less Liabilities .............................................................          3.76 %                 517,817
                                                                                                                       ------------
      Net Assets ..........................................................................        100.00 %            $ 13,753,823
                                                                                                 ========              ============

      (a)  Non-income producing investment.
      (b)  Aggregate cost for financial reporting and federal income  tax purposes is the same.  Unrealized appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation ..........................................................                     $  1,587,139
Aggregate gross unrealized depreciation ..........................................................                         (509,114)
                                                                                                                       ------------

           Net unrealized appreciation ...........................................................                     $  1,078,025
                                                                                                                       ============



See accompanying notes to financial statements




                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2004
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $12,157,981) ........................................................                $ 13,236,006
      Cash ............................................................................................                     496,298
      Income receivable ...............................................................................                      39,424
      Other asset .....................................................................................                       2,373
                                                                                                                       ------------

           Total assets ...............................................................................                  13,774,101
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      20,029
      Payable for fund shares redeemed ................................................................                         249
                                                                                                                       ------------

           Total liabilities ..........................................................................                      20,278
                                                                                                                       ------------

NET ASSETS
      (applicable to 974,353 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                $ 13,753,823
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE
      PER INSTITUTIONAL CLASS SHARE
      ($13,753,823 / 974,353 shares) ..................................................................                $      14.12
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 15,049,430
      Undistributed net investment income .............................................................                       4,002
      Accumulated net realized loss on investments ....................................................                  (2,377,634)
      Net unrealized appreciation on investments ......................................................                   1,078,025
                                                                                                                       ------------
                                                                                                                       $ 13,753,823
                                                                                                                       ============



















See accompanying notes to financial statements

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 2004
                                                             (Unaudited)

NET INVESTMENT INCOME

      Income
           Interest ......................................................................................             $     73,078
           Dividends .....................................................................................                   39,360
                                                                                                                       ------------

               Total income ..............................................................................                  112,438
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) .............................................................                   43,550
           Fund administration fees (note 2) .............................................................                   11,725
           Custody fees (note 2) .........................................................................                    2,563
           Registration and filing administration fees (note 2) ..........................................                    1,838
           Fund accounting fees (note 2) .................................................................                   14,170
           Audit and tax preparation fees ................................................................                    7,521
           Legal fees ....................................................................................                    4,813
           Securities pricing fees .......................................................................                    4,211
           Shareholder recordkeeping fees (note 2) .......................................................                    9,000
           Other accounting fees (note 2) ................................................................                      275
           Shareholder servicing expenses ................................................................                    1,053
           Registration and filing expenses ..............................................................                    5,114
           Printing expenses .............................................................................                      241
           Trustee fees and meeting expenses .............................................................                    2,407
           Other operating expenses ......................................................................                    2,557
                                                                                                                       ------------

               Total expenses ............................................................................                  111,038

                    Less investment advisory fees waived (note 2) ........................................                  (30,679)
                                                                                                                       ------------

               Net expenses ..............................................................................                   80,359
                                                                                                                       ------------

                    Net investment income ................................................................                   32,079
                                                                                                                       ------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions .....................................................                  (38,669)
      Change in unrealized appreciation on investments ...................................................                 (693,849)
                                                                                                                       ------------

           Net realized and unrealized loss on investments ...............................................                 (732,518)
                                                                                                                       ------------

               Net decrease in net assets resulting from operations ......................................             $   (700,439)
                                                                                                                       ============






See accompanying notes to financial statements

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



                                                                                ---------------------------------------------------
                                                                                                    Period ended        Year ended
                                                                                                    September 30,        March 31,
                                                                                                      2004 (a)             2004
                                                                                ---------------------------------------------------
INCREASE IN NET ASSETS

     Operations
         Net investment income .........................................................            $     32,079       $     86,043
         Net realized (loss) gain from investment transactions .........................                 (38,669)            74,862
         Change in unrealized appreciation on investments ..............................                (693,849)         2,746,204
                                                                                                    ------------       ------------


              Net (decrease) increase in net assets resulting from operations ..........                (700,439)         2,907,109
                                                                                                    ------------       ------------
     Distributions to shareholders from
         Net investment income .........................................................                 (28,748)           (87,876)
                                                                                                    ------------       ------------

     Capital share transactions
         Increase (decrease) in net assets resulting from capital share transactions (b)               1,145,728           (170,315)
                                                                                                    ------------       ------------

                     Total increase in net assets ......................................                 416,541          2,648,918

NET ASSETS

     Beginning of period ...............................................................              13,337,282         10,688,364
                                                                                                    ------------       ------------

     End of period    (including undistributed net investment income of $4,002                      $ 13,753,823       $ 13,337,282
                      in September 30, 2004 and $671 in March 31, 2004)                             ============       ============



(a) Unaudited.
(b) A summary of capital share activity follows:
------------------------------------------------------------------------------------------------------------------------------------
                                                                       Period ended                            Year ended
                                                                   September 30, 2004 (a)                    March 31, 2004

                                                                 Shares              Value             Shares             Value
------------------------------------------------------------------------------------------------------------------------------------

Shares sold ............................................            98,732       $  1,416,961            117,871       $  1,640,518

Shares issued for reinvestment of distributions ........             1,992             28,550              6,164             86,458
                                                              ------------       ------------       ------------       ------------


                                                                   100,724          1,445,511            124,035          1,726,976

Shares redeemed ........................................           (21,063)          (299,783)          (142,278)        (1,897,291)
                                                              ------------       ------------       ------------       ------------

     Net increase (decrease) ...........................            79,661       $  1,145,728            (18,243)      $   (170,315)
                                                              ============       ============       ============       ============




See accompanying notes to financial statements


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)
------------------------------------------------------------------------------------------------------------------------------------
                                                    Period ended                     For the Years ended March 31,
                                                    September 30,
                                                      2004 (a)      2004          2003        2002         2001        2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............  $     14.91  $     11.71  $     15.12  $     15.61  $     18.20  $     17.78

  (Loss) income from investment operations
       Net investment income .....................         0.03         0.10         0.11         0.15         0.16         0.10
       Net realized and unrealized (loss) gain
        on investments                                    (0.79)        3.20        (3.41)       (0.49)       (2.04)        1.34
                                                    -----------  -----------  -----------  -----------  -----------  -----------
           Total from investment operations ......        (0.76)        3.30        (3.30)       (0.34)       (1.88)        1.44
                                                    -----------  -----------  -----------  -----------  -----------  -----------

  Distributions to shareholders from
       Net investment income .....................        (0.03)       (0.10)       (0.11)       (0.15)       (0.16)       (0.10)
       Net realized gain from investment transactions      0.00         0.00         0.00         0.00        (0.55)       (0.92)
                                                    -----------  -----------  -----------  -----------  -----------  -----------
           Total distributions ...................        (0.03)       (0.10)       (0.11)       (0.15)       (0.71)       (1.02)
                                                    -----------  -----------  -----------  -----------  -----------  -----------

Net asset value, end of period ...................  $     14.12  $     14.91  $     11.71  $     15.12  $     15.61  $     18.20
                                                    ===========  ===========  ===========  ===========  ===========  ===========

Total return .....................................        (5.10)%      28.26 %     (21.85)%      (2.15)%     (10.69)%       8.22
                                                    ===========  ===========  ===========  ===========  ===========  ===========

Ratios/supplemental data
      Net assets, end of period ..................  $13,753,823  $13,337,282  $10,688,364  $13,580,462  $13,398,525  $14,278,472
                                                    ===========  ===========  ===========  ===========  ===========  ===========

Ratio of expenses to average net assets
     Before expense reimbursements and waived fees         1.66 %(b)    1.76 %       1.83 %       1.71 %       1.54 %       1.59 %
     After expense reimbursements and waived fees          1.20 %(b)    1.20 %       1.20 %       1.20 %       1.20 %       1.20 %
Ratio of net investment income to average net assets
     Before expense reimbursements and waived fees         0.02 %(b)    0.16 %       0.26 %       0.48 %       0.59 %       0.21 %
     After expense reimbursements and waived fees          0.48 %(b)    0.71 %       0.89 %       0.99 %       0.92 %       0.60 %

Portfolio turnover rate .........................         15.53 %      25.56 %      44.22 %      27.95 %      46.05 %      45.01 %

(a) Unaudited.
(b) Annualized.

See accompanying notes to financial statements

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2004
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Brown Capital Management Balanced Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-ended management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation by investing in a flexible portfolio of equity securities, fixed income securities and money market instruments. The Fund began operations on August 11, 1992.

     The Institutional Class shares are sold without a sales charge and bear no distribution and service fees. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          The Fund has capital loss carryforwards for federal income tax purposes of $2,330,502, of which $466,335 expires in the year 2010, $1,820,238 expires in the year 2011, and $43,929 expires in the year 2012. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.


                                                                     (Continued)

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2004
                                   (Unaudited)


     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Brown Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.65% of the Fund's first $100 million of average daily net assets and 0.50% of average daily net assets over $100 million.

     The Advisor intends to waive a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.20% of the average daily net assets of the Fund. There can be no assurance that the foregoing fee waivers or reimbursements will continue. The Advisor has waived a portion of its fee amounting to $30,679 ($0.03 per share) for the period ended September 30, 2004. The Fund may, at a later date, reimburse the Advisor the management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement during any of the previous five (5) fiscal years, provided that the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the particular Fund to exceed the percentage limits stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's assets exceed $20 million;
     (ii) the Fund's total annual expense ratio is less than the percentage limits stated above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services with an additional fee of $750 per month for each additional class of shares, plus 0.01% of the average annual net assets. The Administrator also receives the following to procure and pay the custodian for the Funds: 0.02% on the first $100 million of each Fund's net assets and 0.009% on all assets over $100 million plus transaction fees, with a minimum fee of $400 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares.


                                                                     (Continued)

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2004
                                   (Unaudited)


     Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Admin strator.

NOTE 3 - INFORMATION ABOUT SHAREHOLDER EXPENSES

     As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

     A. Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     B. Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                                       Beginning             Ending
                                          Total      Account Value       Account Value        Expenses Paid
                                         Return      April 1, 2004     September 30, 2004    During Period*
                                         ------      -------------     ------------------    --------------

Actual return of                         (5.10)%       $ 1,000.00          $      949.00          $ 5.86
Hypothetical return before expenses of    5.00%        $ 1,000.00          $    1,019.05          $ 6.07


* Expenses are equal to the Fund's annualized  expense ratio of 1.20% multiplied  by the average account value over the period, multiplied by the number of days  in the most recent fiscal half-year divided by 365 (to reflect the semi-annual period).

NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, aggregated $2,115,950, and $1,899,026, respectively, for the period ended September 30, 2004. Purchases and sales of long-term U.S. government securities aggregated $0 and $100,000, respectively, for the period ended September 30, 2004.



                                                                     (Continued)

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                             ADDITIONAL INFORMATION

                               September 30, 2004
                                   (Unaudited)


PROXY VOTING POLICY

     A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and
     (2) on the SEC's website at http://www.sec.gov.


PORTFOLIO HOLDINGS

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q will be available, beginning with the quarter ending December 31, 2004, on the SEC's website at http://www.sec.gov. You may review and make copies at the SEC's Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

                   (This page was intentionally left blank.)

                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 99.11%

      Aerospace / Defense - 1.88%
           Lockheed Martin Corporation .......................................                      4,400              $    245,432
                                                                                                                       ------------

      Automobile & Components - 3.02%
        (a)Advance Auto Parts ................................................                      3,200                   110,080
           Harley-Davidson, Inc. .............................................                      4,800                   285,312
                                                                                                                       ------------
                                                                                                                            395,392
                                                                                                                       ------------
      Business Services - 1.77%
        (a)Fiserv, Inc. ......................................................                      6,650                   231,819
                                                                                                                       ------------

      Capital Goods & Services - 7.13%
           Danaher Corp. .....................................................                      3,000                   153,840
           Illinois Tool Works Inc. ..........................................                      4,100                   381,997
           Tyco International Ltd. ...........................................                     12,900                   395,514
                                                                                                                       ------------
                                                                                                                            931,351
                                                                                                                       ------------
      Chemicals - 0.90%
           Airgas Inc. .......................................................                      4,900                   117,943
                                                                                                                       ------------

      Distribution / Wholesale - 1.50%
           Fastenal Company ..................................................                      3,414                   196,646
                                                                                                                       ------------

      Diversified Financials - 10.44%
           American Express Company ..........................................                      6,800                   349,928
           Citigroup Inc .....................................................                      9,000                   397,080
           Legg Mason, Inc. ..................................................                      4,350                   231,725
           T. Rowe Price Group Inc. ..........................................                      3,000                   152,820
           The Goldman Sachs Group, Inc. .....................................                      2,500                   233,100
                                                                                                                       ------------
                                                                                                                          1,364,653
                                                                                                                       ------------
      Educational Services - 1.87%
        (a)Apollo Group, Inc. ................................................                      1,900                   139,403
        (a)Career Education Corporation ......................................                      3,700                   105,191
                                                                                                                       ------------
                                                                                                                            244,594
                                                                                                                       ------------
      Energy - 1.35%
        (a)Smith International, Inc. .........................................                      2,900                   176,117
                                                                                                                       ------------

      Food Distribution - 0.85%
           Sysco Corporation .................................................                      3,700                   110,704
                                                                                                                       ------------






                                                                                                                        (Continued)

                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Health Care Equipment & Services - 9.06%
     Biomet, Inc. ............................................................                      4,700              $    220,336
  (a)Boston Scientific Corporation ...........................................                      6,200                   246,326
     Health Management Associates, Inc. ......................................                     13,500                   275,805
     Omnicare, Inc. ..........................................................                      3,300                    93,588
     Stryker Corporation .....................................................                      3,200                   153,856
  (a)Zimmer Holdings, Inc. ...................................................                      2,452                   193,806
                                                                                                                       ------------
                                                                                                                          1,183,717
                                                                                                                       ------------
Hotels, Restaurants & Leisure - 3.67%
     Carnival Corporation ....................................................                      6,820                   322,518
     Royal Caribbean Ltd. ....................................................                      3,600                   156,960
                                                                                                                       ------------
                                                                                                                            479,478
                                                                                                                       ------------
Insurance - 2.81%
     American International Group, Inc. ......................................                      5,400                   367,146
                                                                                                                       ------------

Media - 1.87%
     Viacom Inc. .............................................................                      7,300                   244,988
                                                                                                                       ------------

Oil and Gas Services - 1.55%
     Schlumberger Ltd. .......................................................                      3,000                   201,930
                                                                                                                       ------------

Pharmaceuticals & Biotechnology - 7.99%
  (a)Amgen Inc. ..............................................................                      2,800                   158,704
  (a)Chiron Corporatin .......................................................                      2,700                   119,340
     Eli Lilly & Company .....................................................                      4,300                   258,215
  (a)Gilead Sciences Inc. ....................................................                      3,600                   134,568
     Pfizer Inc. .............................................................                     12,200                   373,320
                                                                                                                       ------------
                                                                                                                          1,044,147
                                                                                                                       ------------
Retailing - 14.40%
     Best Buy ................................................................                      1,200                    65,088
  (a)Coach Inc. ..............................................................                      3,445                   146,137
  (a)Costco Wholesale Corporation ............................................                      5,400                   224,424
  (a)Kohl's Corporation ......................................................                      5,800                   279,502
     Lowe's Companies, Inc. ..................................................                      6,000                   326,100
  (a)Staples, Inc. ...........................................................                      5,000                   149,100
     The TJX Companies, Inc. .................................................                     13,800                   304,152
     Tiffany & Co. ...........................................................                      3,300                   101,442
     Wal-Mart Stores, Inc. ...................................................                      4,100                   218,120
  (a)Williams-Sonoma Inc. ....................................................                      1,800                    67,590
                                                                                                                       ------------
                                                                                                                          1,881,655
                                                                                                                       ------------




                                                                                                                         (Continued)

                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Software & Services - 9.39%
  (a)eBay Inc. ...............................................................                      2,200              $    202,268
  (a)Electronic Arts, Inc. ...................................................                      3,900                   179,361
     First Data Corporation ..................................................                      5,300                   230,550
  (a)Intuit Inc. .............................................................                      3,500                   158,900
     Microsoft Corporation ...................................................                     16,500                   456,225
                                                                                                                       ------------
                                                                                                                          1,227,304
                                                                                                                       ------------
Technology Hardware & Equipment - 16.66%
  (a)Altera Corporation ......................................................                      7,100                   138,947
     Analog Devices, Inc. ....................................................                      4,200                   162,876
  (a)Applied Materials, Inc. .................................................                      9,500                   156,655
  (a)Cisco Systems, Inc. .....................................................                     21,200                   383,720
  (a)Dell Computer Corporation ...............................................                      8,100                   288,360
  (a)EMC Corporation .........................................................                      9,500                   109,630
  (a)Flextronics International, Ltd. .........................................                     14,800                   196,100
     Intel Corporation .......................................................                     12,300                   246,738
  (a)Jabil Circuit, Inc. .....................................................                      7,100                   163,300
     Texas Instruments, Inc. .................................................                     10,100                   214,928
  (a)Xilinx, Inc. ............................................................                      4,300                   116,100
                                                                                                                       ------------
                                                                                                                          2,177,354
                                                                                                                       ------------
Telecommunications Equipment - 1.00%
     Molex Inc. .............................................................                       4,400                   131,208
                                                                                                                       ------------


           Total Common Stocks (Cost $11,713,951) .......................................................                12,953,578
                                                                                                                       ------------

INVESTMENT COMPANY - 0.98%

           Evergreen Select Money Market Fund Class I #495 ........................                128,511                  128,511
                                                                                                                       ------------
           (Cost $128,511)

Total Value of Investments (Cost $11,842,462 (b)) .................................                100.09 %            $ 13,082,089
Liabilities In Excess of Other Assets .............................................                 (0.09)%                (12,244)
                                                                                              -----------              ------------
      Net Assets ..................................................................                100.00 %            $ 13,069,845
                                                                                              ===========              ============









                                                                                                                         (Continued)

                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2004
                                                             (Unaudited)



      (a) Non-income producing investment.

      (b) Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation/
          (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


        Aggregate gross unrealized appreciation .........................................................              $  1,909,237
        Aggregate gross unrealized depreciation .........................................................                  (669,610)
                                                                                                                       ------------

           Net unrealized appreciation ..................................................................              $  1,239,627
                                                                                                                       ============



































See accompanying notes to financial statements

                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2004
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $11,842,462) ........................................................                $ 13,082,089
      Cash ............................................................................................                       1,793
      Income receivable ...............................................................................                       4,027
      Other asset .....................................................................................                       2,406
                                                                                                                       ------------

           Total assets ...............................................................................                  13,090,315
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      19,360
      Other liability .................................................................................                       1,110
                                                                                                                       -------------

           Total liabilities ..........................................................................                      20,470
                                                                                                                       ------------

NET ASSETS
      (applicable to 836,259 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                $ 13,069,845
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE
      PER INSTITUTIONAL CLASS SHARE
      ($13,069,845 / 836,259 shares) ..................................................................                $      15.63
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 14,707,773
      Accumulated net investment loss .................................................................                     (34,338)
      Accumulated net realized loss on investments ....................................................                  (2,843,217)
      Net unrealized appreciation on investments ......................................................                   1,239,627
                                                                                                                       ------------
                                                                                                                       $ 13,069,845
                                                                                                                       ============



















See accompanying notes to financial statements


                                            THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 2004
                                                             (Unaudited)

NET INVESTMENT LOSS

      Income
           Dividends ....................................................................................              $     46,667
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) ............................................................                    43,911
           Fund administration fees (note 2) ............................................................                    11,822
           Custody fees (note 2) ........................................................................                     2,645
           Registration and filing administration fees (note 2) .........................................                     2,238
           Fund accounting fees (note 2) ................................................................                    14,176
           Audit and tax preparation fees ...............................................................                     7,434
           Legal fees ...................................................................................                     4,335
           Securities pricing fees ......................................................................                     2,791
           Shareholder recordkeeping fees (note 2) ......................................................                     9,000
           Other accounting fees (note 2) ...............................................................                       245
           Shareholder servicing expenses ...............................................................                     1,089
           Registration and filing expenses .............................................................                     6,606
           Printing expenses ............................................................................                       329
           Trustee fees and meeting expenses ............................................................                     2,284
           Other operating expenses .....................................................................                     2,653
                                                                                                                       ------------

               Total expenses ...........................................................................                   111,558

               Less investment advisory fees waived (note 2) ............................................                   (30,553)
                                                                                                                       ------------


               Net expenses .............................................................................                    81,005
                                                                                                                       ------------

                    Net investment loss .................................................................                   (34,338)
                                                                                                                       ------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized gain from investment transactions ....................................................                   165,779
      Change in unrealized appreciation on investments ..................................................                (1,094,481)
                                                                                                                       ------------

           Net realized and unrealized loss on investments ..............................................                  (928,702)
                                                                                                                       ------------

               Net decrease in net assets resulting from operations .....................................              $   (963,040)
                                                                                                                       ============








See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS


                                                                                ---------------------------------------------------
                                                                                                     Period ended        Year ended
                                                                                                     September 30,        March 31,
                                                                                                       2004 (a)             2004
                                                                                ---------------------------------------------------
(DECREASE) INCREASE IN NET ASSETS

     Operations
         Net investment loss ...................................................................    $    (34,338)     $     (52,790)
         Net realized gain from investment transactions ........................................         165,779             37,534
         Change in unrealized appreciation on investments ......................................      (1,094,481)         3,702,083
                                                                                                    ------------       ------------

              Net (decrease) increase in net assets resulting from operations ..................        (963,040)         3,686,827
                                                                                                    ------------       ------------

     Capital share transactions
         Increase (decrease) in net assets resulting from capital share transactions (b) .......         199,887            (85,945)
                                                                                                    ------------       ------------

                     Total (decrease) increase in net assets ...................................        (763,153)         3,600,882

NET ASSETS

     Beginning of period .......................................................................      13,832,998         10,232,116
                                                                                                    ------------       ------------

     End of period .............................................................................    $ 13,069,845       $ 13,832,998
                                                                                                    ============       ============


(a) AUnaudited.f capital share activity follows:

(b) A summary of capital share activity follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                   Period ended                               Year ended
                                                              September 30, 2004 (a)                        March 31, 2004

                                                           Shares                Value               Shares                Value
------------------------------------------------------------------------------------------------------------------------------------
Shares sold ....................................              47,701          $   778,030               85,802          $ 1,385,454

Shares redeemed ................................             (34,797)            (578,143)             (91,634)          (1,471,399)
                                                         -----------          -----------          -----------          -----------

     Net increase (decrease) ...................              12,904          $   199,887               (5,832)         $   (85,945)
                                                         ===========          ===========          ===========          ===========










See accompanying notes to financial statements

                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                    Period ended                For the Years ended March 31,
                                                    September 30,
                                                      2004 (a)      2004          2003        2002         2001        2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............  $     16.80  $     12.34  $     17.73  $     18.49  $    24.26   $    23.24

 (Loss) income from investment operations
      Net investment loss ........................        (0.04)       (0.06)       (0.05)       (0.07)       (0.07)       (0.09)
      Net realized and unrealized (loss) gain on
           investments                                    (1.13)        4.52        (5.34)       (0.66)       (3.67)        3.13
                                                    -----------  -----------  -----------  -----------  -----------  -----------
          Total from investment operations .......        (1.17)        4.46        (5.39)       (0.73)       (3.74)        3.04
                                                    -----------  -----------  -----------  -----------  -----------  -----------

 Distributions to shareholders from
      Net realized gain from investment transactions       0.00         0.00         0.00        (0.03)       (2.03)       (2.02)
                                                    -----------  -----------  -----------  -----------  -----------  -----------

Net asset value, end of period ...................  $     15.63  $     16.80  $     12.34  $     17.73  $     18.49  $     24.26
                                                    ===========  ===========  ===========  ===========  ===========  ===========

Total return .....................................        (6.96)%      36.14 %     (30.40)%      (3.97)%     (16.85)%      13.41 %
                                                    ===========  ===========  ===========  ===========  ===========  ===========

Ratios/supplemental data
      Net assets, end of period ..................  $13,069,845  $13,832,998  $10,232,116  $14,249,395  $10,722,281  $10,394,193
                                                    ===========  ===========  ===========  ===========  ===========  ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees   1.66 %(b)    1.72 %       1.89 %       1.75 %       1.75 %       1.75 %
           After expense reimbursements and waived fees    1.20 %(b)    1.20 %       1.20 %       1.20 %       1.20 %       1.20 %

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees  (0.96)%(b)   (0.94)%      (1.08)%      (1.01)%      (0.93)%      (0.95)%
           After expense reimbursements and waived fees   (0.50)%(b)   (0.42)%      (0.39)%      (0.46)%      (0.37)%      (0.40)%

      Portfolio turnover rate .........................   18.51 %      25.70 %      65.96 %      34.62 %      57.18 %      52.09 %

(a) Unaudited.
(b) Annualized.

See accompanying notes to financial statements

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2004
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Brown Capital Management Equity Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-ended management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, such as common and preferred stocks and securities convertible into common stocks. The Fund began operations on August 11, 1992.

     The Institutional Class Shares are sold without a sales charge and bear no distribution and service fees. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          The Fund has capital loss carryforwards for federal income tax purposes of $3,008,997, of which $511,916 expires in the year 2010, $2,062,915 expires in the year 2011, and $434,166 expires in the year 2012. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.



                                                                     (Continued)

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2004
                                   (Unaudited)


     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Brown Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.65% of the Fund's first $100 million of average daily net assets and 0.50% of average daily net assets over $100 million. The Advisor intends to waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.20% of the average daily net assets of the Fund. There can be no assurance that the foregoing fee waivers or reimbursements will continue. The Advisor has waived a portion of its fee amounting to $30,553 ($0.04 per share) for the period ended September 30, 2004. The Fund may, at a later date, reimburse the Advisor the management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement during any of the previous five (5) fiscal years, provided that the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the particular Fund to exceed the percentage limits stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's assets exceed $20 million; (ii) the Fund's total annual expense ratio is less than the percentage limits stated above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services with an additional fee of $750 per month for each additional class of shares, plus 0.01% of the average annual net assets. The Administrator also receives the following to procure and pay the custodian for the Funds: 0.02% on the first $100 million of each Fund's net assets and 0.009% on all assets over $100 million plus transaction fees, with a minimum fee of $400 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares.

     Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


                                                                     (Continued)

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2004
                                   (Unaudited)


NOTE 3 - INFORMATION ABOUT SHAREHOLDER EXPENSES

     As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

     A. Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     B. Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                                       Beginning             Ending
                                          Total      Account Value       Account Value        Expenses Paid
                                         Return      April 1, 2004     September 30, 2004    During Period*
                                         ------      -------------     ------------------    --------------

Actual return of                         (6.96)%       $ 1,000.00          $      930.40          $ 5.81
Hypothetical return before expenses of    5.00%        $ 1,000.00          $    1,019.05          $ 6.07


 * Expenses are equal to the Fund's  annualized  expense  ratio of 1.20% multiplied by the average account value over the period,  multiplied by the number of days in the most recent fiscal  half-year  divided by 365 (to reflect the semi-annual period).


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term investments, aggregated $2,732,047 and $2,475,190, respectively, for the period ended September 30, 2004.









                                                                     (Continued)

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                             ADDITIONAL INFORMATION

                               September 30, 2004
                                   (Unaudited)


PROXY VOTING POLICY

     A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and
     (2) on the SEC's website at http://www.sec.gov.


PORTFOLIO HOLDINGS

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q will be available, beginning with the quarter ending December 31, 2004, on the SEC's website at http://www.sec.gov. You may review and make copies at the SEC's Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

                   (This page was intentionally left blank.)

                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2004
                                                             (Unaudited)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 98.88%

Business Services - 22.44%
     Acxiom Corporation ......................................................                    969,000              $ 23,004,060
     Catalina Marketing Corporation ..........................................                    781,500                18,037,020
(a)  Concur Technologies Inc. ................................................                  1,349,115                14,152,216
     Fair Isaac Corporation ..................................................                    422,325                12,331,890
(a)  Macrovision Corporation .................................................                    651,045                15,677,164
(a)  PDI, Inc. ...............................................................                    726,300                19,602,837
(a)  ScanSoft, Inc. ..........................................................                  1,995,974                 8,143,574
(a)  SPSS Inc. ...............................................................                    748,400                 9,976,172
(a)  Transaction Systems Architects, Inc. ....................................                  1,278,300                23,757,206
                                                                                                                       ------------
                                                                                                                        144,682,139
                                                                                                                       ------------
Consumer Related - 8.13%
     American Italian Pasta Company ..........................................                    609,934                15,949,774
(a)  Digital Theater Systems Inc .............................................                    816,740                14,905,505
(a)  Green Mountain Coffee Roasters, Inc. ....................................                    389,997                 8,197,737
(a)  Panera Bread Company ....................................................                    175,200                 6,577,008
(a)  The Cheesecake Factory Incorporated .....................................                    155,750                 6,759,550
                                                                                                                       ------------
                                                                                                                         52,389,574
                                                                                                                       ------------
Industrial Products & Systems - 22.12%
(a)  ANSYS, Inc. .............................................................                    423,550                21,063,141
     Cognex Corporation ......................................................                    768,800                20,142,560
(a)  CUNO Incorporated .......................................................                    376,400                21,737,100
(a)  Dionex Corporation ......................................................                    353,800                19,352,860
(a)  FEI Company .............................................................                    938,000                18,534,880
(a)  FLIR Systems, Inc. ......................................................                    299,497                17,520,574
(a)  Symyx Technologies ......................................................                  1,030,947                24,278,802
                                                                                                                       ------------
                                                                                                                        142,629,917
                                                                                                                       ------------
Information / Knowledge Management - 14.90%
(a)  Advent Software, Inc ....................................................                    839,250                14,124,577
     American Software, Inc. .................................................                    150,300                   904,806
(a)  Cerner Corporation ......................................................                     43,900                 1,899,114
(a)  Concord Communications, Inc. ............................................                    576,200                 5,142,585
(a)  Datastream Systems, Inc. ................................................                    438,500                 2,837,095
(a)  Dendrite International, Inc. ............................................                  1,191,560                19,207,947
(a)  Manhattan Associates Inc. ...............................................                    788,900                19,264,938
(a)  Medialink Worldwide Incorporated ........................................                    193,800                   668,610
(a)  NetScout Systems, Inc. ..................................................                    939,600                 5,008,068
(a)  QRS Corporation .........................................................                    536,618                 3,713,397
(a)  RadiSys Corporation .....................................................                  1,117,400                15,587,730
(a)  Tollgrade Communications, Inc. ..........................................                    804,100                 7,068,039
(a)  Tripos, Inc. ............................................................                    148,900                   634,314
                                                                                                                       ------------
                                                                                                                         96,061,220
                                                                                                                       ------------


                                                                                                                        (Continued)

                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2004
                                                             (Unaudited)


COMMON STOCKS - (Continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

      Medical / Healthcare - 23.18%
      (a)  Advanced Neuromodulation Systems Inc. .....................................            324,500              $  9,848,575
      (a)  Affymetrix, Inc. ..........................................................            832,200                25,556,862
      (a)  Bruker BioSciences Corp ...................................................            887,500                 3,070,750
           Diagnostic Products Corporation ...........................................            402,200                16,437,914
      (a)  Gene Logic Inc. ...........................................................          1,760,100                 6,547,572
      (a)  Human Genome Sciences, Inc. ...............................................          1,117,200                12,188,652
      (a)  Incyte Corporation ........................................................          1,140,900                10,986,867
      (a)  Molecular Devices Corporation .............................................          1,113,350                26,241,660
      (a)  Specialty Laboratories, Inc. ..............................................          1,712,442                17,980,641
      (a)  Techne Corporation ........................................................            485,350                18,530,663
      (a)  Ventana Medical Systems, Inc. .............................................             40,200                 2,027,688
                                                                                                                       ------------
                                                                                                                        149,417,844
                                                                                                                       ------------
      Pharmaceuticals - 8.11%
      (a)  Accelrys Inc. .............................................................            931,553                 6,073,726
      (a)  Albany Molecular Research, Inc. ...........................................          1,633,950                15,685,920
      (a)  Kendle International Inc. .................................................            163,500                   864,915
           Medicis Pharmaceutical Corp. ..............................................            391,800                15,295,872
      (a)  Pharmacopeia Drug Discovery, Inc. .........................................            465,776                 2,282,302
      (a)  Serologicals Corp. ........................................................            517,900                12,082,607
                                                                                                                       ------------
                                                                                                                         52,285,342
                                                                                                                       ------------
      Total Common Stocks (Cost $619,136,915) ...........................................................               637,466,036
           (Cost $7,219,459)

INVESTMENT COMPANY - 1.12%

           Evergreen Institutional Treasury Money Market Fund ........................          7,219,459                 7,219,459
           (Cost $7,219,459)                                                                                           ------------


Total Value of Investments (Cost $626,356,374 (b)) ...................................             100.00 %            $644,685,495
Other Assets Less Liabilities ........................................................               0.00 %                  28,900
                                                                                                 --------              ------------
      Net Assets .....................................................................             100.00 %            $644,714,394
                                                                                                 ========              ============

      (a)  Non-income producing investment.

      (b)  Aggregate cost for financial reporting  and  federal  income  tax purposes  is the same.  Unrealized  appreciation/
          (depreciation)  of  investments  for financial  reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation ........................................................                      $ 123,516,840
Aggregate gross unrealized depreciation ........................................................                       (105,187,719)
                                                                                                                       ------------

           Net unrealized appreciation .........................................................                      $  18,329,121
                                                                                                                      =============


See accompanying notes to financial statements


                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2004
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $626,356,374) ......................................................                 $644,685,495
      Cash ...........................................................................................                      931,761
      Income receivable ..............................................................................                      258,315
      Receivable for fund shares sold ................................................................                      638,366
      Other asset ....................................................................................                       24,072
                                                                                                                       ------------

           Total assets ..............................................................................                  646,538,009
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ...............................................................................                       33,718
      Payable for fund shares redeemed ...............................................................                    1,754,044
      Other liability ................................................................................                       35,853
                                                                                                                       ------------

           Total liabilities .........................................................................                    1,823,615
                                                                                                                       ------------

NET ASSETS
      (applicable to 23,783,183 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) ........................................                 $644,714,394
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE
      PER INSTITUTIONAL CLASS SHARE
      ($644,714,394 / 23,783,183 shares) .............................................................                 $      27.11
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital ................................................................................                 $655,377,416
      Accumulated net investment loss ................................................................                   (3,106,942)
      Accumulated net realized loss on investments ...................................................                  (25,885,201)
      Net unrealized appreciation on investments .....................................................                   18,329,121
                                                                                                                       ------------
                                                                                                                       $644,714,394
                                                                                                                       ============

















See accompanying notes to financial statements


                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 2004
                                                             (Unaudited)

NET INVESTMENT LOSS

      Income
           Dividends ...................................................................................               $    787,287
           Miscellaneous ...............................................................................                     93,809
                                                                                                                       ------------

               Total income ............................................................................                    881,096
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) ...........................................................                  3,408,835
           Fund administration fees (note 2) ...........................................................                    378,486
           Custody fees (note 2) .......................................................................                     38,902
           Registration and filing administration fees (note 2) ........................................                      3,799
           Fund accounting fees (note 2) ...............................................................                     47,588
           Audit and tax preparation fees ..............................................................                      7,157
           Legal fees ..................................................................................                      5,397
           Securities pricing fees .....................................................................                      2,309
           Shareholder recordkeeping fees (note 2) .....................................................                     17,284
           Shareholder servicing expenses ..............................................................                     11,674
           Registration and filing expenses ............................................................                     25,490
           Printing expenses ...........................................................................                      5,270
           Trustee fees and meeting expenses ...........................................................                      2,385
           Other operating expenses ....................................................................                     33,462
                                                                                                                       ------------

               Total expenses ..........................................................................                  3,988,038
                                                                                                                       ------------

                    Net investment loss ................................................................                 (3,106,942)
                                                                                                                       ------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions ...................................................                (19,866,602)
      Change in unrealized appreciation on investments .................................................                (55,710,735)
                                                                                                                       ------------

           Net realized and unrealized loss on investments .............................................                (75,577,337)
                                                                                                                       ------------

               Net decrease in net assets resulting from operations ....................................               $(78,684,279)
                                                                                                                       ============











See accompanying notes to financial statements

                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS


                                                                                ---------------------------------------------------
                                                                                                    Period ended        Year ended
                                                                                                    September 30,        March 31,
                                                                                                      2004 (a)             2004
                                                                                ---------------------------------------------------

(DECREASE) INCREASE IN NET ASSETS

     Operations
         Net investment loss ...........................................................            $ (3,106,942)     $  (6,409,699)
         Net realized (loss) gain from investment transactions .........................             (19,866,602)         2,018,263
         Change in unrealized appreciation on investments ..............................             (55,710,735)       220,014,024
                                                                                                    ------------       ------------

              Net (decrease) increase in net assets resulting from operations ..........             (78,684,279)       215,622,588
                                                                                                    ------------       ------------

     Capital share transactions
         (Decrease) increase in net assets resulting from capital share transactions (b)             (32,494,085)       160,432,271
                                                                                                    ------------       ------------

                     Total (decrease) increase in net assets ...........................            (111,178,364)       376,054,859

NET ASSETS

     Beginning of period ...............................................................             755,892,758        379,837,899
                                                                                                    ------------       ------------

     End of period .....................................................................            $644,714,394       $755,892,758
                                                                                                    ============       ============


(a) Unaudited

(b) A summary of capital share activity follows:
                                                                   ----------------------------------------------------------------
                                                                           Period ended                        Year ended
                                                                       September 30, 2004 (a)                March 31, 2004

                                                                        Shares         Value            Shares           Value
                                                                   ----------------------------------------------------------------

Shares sold .....................................................      4,507,268    $ 123,848,554       14,872,331    $ 400,866,967

Shares redeemed .................................................     (5,742,328)    (156,342,639)      (8,823,746)    (240,434,696)
                                                                   -------------    -------------    -------------    -------------

     Net (decrease) increase ....................................     (1,235,060)   $ (32,494,085)       6,048,585    $ 160,432,271
                                                                   =============    =============    =============    =============










See accompanying notes to financial statements

                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


------------------------------------------------------------------------------------------------------------------------------------
                                                    Period ended                For the Years ended March 31,
                                                    September 30,
                                                      2004 (a)      2004          2003        2002         2001        2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........       $     30.21   $    20.02   $    33.92   $    27.15  $     32.43  $     19.48

 (Loss) income from investment operations
      Net investment loss ...................             (0.13)       (0.26)       (0.21)       (0.17)       (0.04)       (0.18)
      Net realized and unrealized (loss) gain on
            investments                                   (2.97)       10.45       (13.69)        7.16        (3.43)       15.25
                                                    -----------  -----------  -----------  -----------  -----------  -----------
          Total from investment operations ..             (3.10)       10.19       (13.90)        6.99        (3.47)       15.07
                                                    -----------  -----------  -----------  -----------  -----------  -----------

 Distributions to shareholders from
      Net realized loss from investment transactions       0.00         0.00         0.00(c)     (0.22)       (1.81)       (2.12)
                                                    -----------  -----------  -----------  -----------  -----------  -----------

Net asset value, end of period ..............       $     27.11  $     30.21  $     20.02  $     33.92  $     27.15  $     32.43
                                                    ===========  ===========  ===========  ===========  ===========  ===========

Total return ................................            (10.26)%      50.90 %     (40.98)%      25.72 %     (11.29)%      78.85 %
                                                    ===========  ===========  ===========  ===========  ===========  ===========

Ratios/supplemental data
      Net assets, end of period (000's) .........   $   644,714  $   755,893  $   379,838  $   412,694  $   138,682  $    61,020
                                                    ===========  ===========  ===========  ===========  ===========  ===========



      Ratio of expenses to average net assets              1.17 %(b)    1.18 %       1.23 %       1.24 %       1.35 %       1.48 %

      Ratio of net investment loss to average net assets  (0.92)%(b)   (1.03)%      (1.05)%      (0.83)%      (0.23)%      (0.99)%

      Portfolio turnover rate ...................          7.18 %       1.42 %       0.91 %       7.34 %       7.57 %      28.26 %

(a) Unaudited.
(b) Annualized.
(c) The actual distribution is less than $0.01 per share.

See accompanying notes to financial statements

                 THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2004
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Brown Capital Management Small Company Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-ended management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities of those companies with operating revenues of $250 million or less at the time of initial investment. The Fund began operations on July 23, 1992. The
     Institutional Class shares are sold without a sales charge and bear no distribution and service fees. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          The Fund has capital loss carryforwards for federal income tax purposes of $5,811,311, of which $887,113 expires in the year 2011 and $4,924,197 expires in the year 2012. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.



                                                                     (Continued)

                 THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2004
                                   (Unaudited)


          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Brown Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.150% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.100% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services with an additional fee of $750 per month for each additional class of shares, plus 0.01% of the average annual net assets. The Administrator also receives the following to procure and pay the custodian for the Funds: 0.020% on the first $100 million of each Fund's net assets and 0.009% on all assets over $100 million plus transaction fees, with a minimum fee of $400 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of investment securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares.

     Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - INFORMATION ABOUT SHAREHOLDER EXPENSES

     As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.




                                                                     (Continued)

                 THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2004
                                   (Unaudited)


          A. Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

          B. Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


                                                       Beginning             Ending
                                          Total      Account Value       Account Value        Expenses Paid
                                         Return      April 1, 2004     September 30, 2004    During Period*
                                         ------      -------------     ------------------    --------------

Actual return of                        (10.26)%       $ 1,000.00          $      897.40          $ 5.57
Hypothetical return before expenses of    5.00%        $ 1,000.00          $    1,019.20          $ 5.92

* Expenses are equal to the Fund's  annualized  expense  ratio of 1.17%  multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal  half-year  divided by 365 (to reflect the semi-annual period).


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term investments, aggregated $56,577,799 and $47,124,606, respectively, for the period ended September 30, 2004.

















                                                                     (Continued)

                 THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                             ADDITIONAL INFORMATION

                               September 30, 2004
                                   (Unaudited)


PROXY VOTING POLICY

     A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and
     (2) on the SEC's website at http://www.sec.gov.


PORTFOLIO HOLDINGS

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q will be available, beginning with the quarter ending December 31, 2004, on the SEC's website at http://www.sec.gov. You may review and make copies at the SEC's Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

                   (This page was intentionally left blank.)

                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 85.73%

      Australian Equities - 3.18%
           McGuigan Simeon Wines Limited ...........................................               32,300              $    118,959
           Westpac Banking Corporation .............................................               12,200                   157,439
                                                                                                                       ------------
                                                                                                                            276,398
                                                                                                                       ------------
      Belgium Equity - 1.82%
           Dexia ...................................................................                8,470                   158,428
                                                                                                                       ------------

      Bermuda Equities - 2.82%
           Axis Capital Holdings Limited ...........................................                5,310                   138,060
           Endurance Specialty Holdings Limited ....................................                3,325                   106,899
                                                                                                                       ------------
                                                                                                                            244,959
                                                                                                                       ------------
      Canadian Equities - 4.51%
      (a)  Patheon, Inc ............................................................               16,300                   119,530
           Royal Bank of Canada ....................................................                3,350                   158,388
      (a)  SunOpta, Inc. ...........................................................               14,700                   114,366
                                                                                                                       ------------
                                                                                                                            392,284
                                                                                                                       ------------
      Chinese Equity - 1.62%
           Travelsky Technology Limited ............................................              171,900                   141,104
                                                                                                                       ------------

      Danish Equity - 2.04%
           Danske Bank A/S .........................................................                6,750                   177,667
                                                                                                                       ------------

      French Equities - 3.21%
           Axa .....................................................................                5,600                   113,451
           Hermes International ....................................................                  870                   165,219
                                                                                                                       ------------
                                                                                                                            278,670
                                                                                                                       ------------
      German Equities - 3.95%
           Rhoen-Klinikum AG .......................................................                2,960                   147,249
           Schering AG .............................................................                3,110                   196,096
                                                                                                                       ------------
                                                                                                                            343,345
                                                                                                                       ------------
      Hong Kong Equities - 5.09%
           Esprit Holdings Limited .................................................               60,900                   309,312
           Nam Tai Electronics, Inc. ...............................................                6,250                   133,437
                                                                                                                       ------------
                                                                                                                            442,749
                                                                                                                       ------------
      Indian Equity - 0.88%
           Satyam Computer Services Limited - ADR ..................................                3,300                    76,296
                                                                                                                       ------------

      Ireland Equity - 0.45%
           Paddy Power PLC .........................................................                3,300                    38,989
                                                                                                                       ------------




                                                                                                                        (Continued)

                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Israelian Equities - 4.11%
(a)  Check Point Software Technologies, Ltd. .........................................              3,600              $     61,092
(a)  Partner Communications Co. - ADR ................................................             13,900                    95,215
     Teva Pharmaceutical Industries Ltd. - ADR .......................................              7,750                   201,113
                                                                                                                       ------------
                                                                                                                            357,420
                                                                                                                       ------------
Italian Equities - 5.85%
     Amplifon SpA ....................................................................              5,190                   205,578
     Tod's SpA .......................................................................              2,800                   107,949
     UniCredito Italiano SpA .........................................................             38,700                   195,406
                                                                                                                       ------------
                                                                                                                            508,933
                                                                                                                       ------------
Japanese Equities - 3.93%
     Daito Trust Construction Co., Ltd. ..............................................              5,700                   231,109
     Origin Toshu Co., Ltd. ..........................................................              4,200                    64,527
     SKY Perfect Communications Inc. .................................................                 39                    45,736
                                                                                                                       ------------
                                                                                                                            341,372
                                                                                                                       ------------
Mexican Equities - 5.07%
     Fomento Economico Mexicano, SA de CV - ADR ......................................              2,750                   121,495
     Grupo Aeroportuario del Sureste, SA de CV -ADR ..................................              6,630                   146,523
     Walmart de Mexico, SA de CV .....................................................             50,900                   172,887
                                                                                                                       ------------
                                                                                                                            440,905
                                                                                                                       ------------
Netherlands Equities - 9.09%
     ABN AMRO Holding NV .............................................................              5,538                   125,970
     Akzo Nobel NV ...................................................................              1,730                    61,168
     DSM NV ..........................................................................              2,300                   120,137
     Euronext NV .....................................................................              5,730                   163,260
     Jetix Europe NV .................................................................             13,300                   223,630
     Phillips Electronics NV .........................................................              4,176                    95,768
                                                                                                                       ------------
                                                                                                                            789,933
                                                                                                                       ------------
Norwegian Equity - 1.64%
     Tandberg ASA ....................................................................             15,700                   142,180
                                                                                                                       ------------

Singapore Equities - 3.57%
(a)  Flextronics International Ltd. ..................................................              7,200                    95,400
     Singapore Airlines Ltd. .........................................................             16,150                   104,503
     Venture Corp. Ltd ...............................................................             11,300                   110,686
                                                                                                                       ------------
                                                                                                                            310,589
                                                                                                                       ------------
Spanish Equity - 1.55%
     Telefonica SA ...................................................................              2,998                   134,880
                                                                                                                       ------------





                                                                                                                        (Continued)

                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Swedish Equities - 5.03%
           Clas Ohlson AB .................................................................         4,300              $    122,267
           Nordea AB ......................................................................         2,540                    20,757
           Nordea AB ......................................................................        16,100                   131,587
           Swedish Match AB ...............................................................        15,400                   162,885
                                                                                                                       ------------
                                                                                                                            437,496
                                                                                                                       ------------
      Swiss Equities - 4.28%
           Nobel Biocare Holding AG .......................................................         1,165                   181,271
           Synthes, Inc. ..................................................................         1,750                   191,134
                                                                                                                       ------------
                                                                                                                            372,405
                                                                                                                       ------------
      United Kingdom Equities - 12.04%
      (a)  British Sky Broadcasting Group PLC .............................................        14,600                   126,790
           Man Group PLC ..................................................................         7,875                   169,669
           Royal Bank of Scotland Group PLC ...............................................         5,133                   148,448
           SABMiller ORD PLC ..............................................................        11,300                   149,374
      (a)  Shire Pharmaceuticals Group PLC ................................................        17,650                   167,190
           United Business Media PLC ......................................................        14,738                   124,651
           Willis Group Holdings Limited ..................................................         4,300                   160,820
                                                                                                                       ------------
                                                                                                                          1,046,942
                                                                                                                       ------------

           Total Common Stocks (Cost $5,714,897) ........................................................                 7,453,944
                                                                                                                       ------------

INVESTMENT COMPANY - 2.77%

           Evergreen Institutional Money Market Fund Class I #495 .........................       240,586                   240,586
           (Cost $240,586)                                                                                             ------------



Total Value of Investments (Cost $5,955,483 (b)) ..........................................         88.50 %            $  7,694,530
Other Assets Less Liabilities .............................................................         11.50 %                 999,608
                                                                                              -----------              ------------
      Net Assets ..........................................................................        100.00 %            $  8,694,138
                                                                                              ===========              ============

      (a)  Non-income producing investment ................................................

      (b) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation/ (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

                 Aggregate gross unrealized appreciation ................................................              $  1,931,034
                 Aggregate gross unrealized depreciation ................................................                  (191,987)
                                                                                                                       ------------

                      Net unrealized appreciation .......................................................              $  1,739,047
                                                                                                                       ============


                                                                                                                        (Continued)

                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2004
                                                             (Unaudited)



The following acronyms and abbreviations are used in this portfolio:

      AB - Aktiebolag (Swedish)                          NV - Naamloze Vennootschap (Netherlands)
      ADR - American Depositary Receipt                  PLC - Public Limited Company (British)
      AG - Aktiengesellschaft (German)                   PLC - Public Limited Company (Ireland)
      AG - Aktiengesellschaft (Swiss)                    SA - Socieded Anonima (Spanish)
      ASA - Allmennaksjeselskap (Norwegian)              SA de CV - Sociedad Anonima Capital Variable (Mexican)
      A/S - Aktieselskap (Danish)                        SpA - Societa Per Azioni (Italian)





































See accompanying notes to financial statements


                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2004
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $5,955,483) ...............................................................          $  7,694,530
      Cash ..................................................................................................             1,001,338
      Income receivable (cost $7,609) .......................................................................                 7,601
      Other asset ...........................................................................................                 7,838
                                                                                                                       ------------

           Total assets .....................................................................................             8,711,307
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ......................................................................................                17,169
                                                                                                                       ------------

NET ASSETS
      (applicable to 849,337 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) ...............................................          $  8,694,138
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($8,694,138 / 849,337 shares) .........................................................................          $      10.24
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .......................................................................................          $  8,608,347
      Accumulated net investment loss .......................................................................                (2,647)
      Accumulated net realized loss on investments and foreign currency translations ........................            (1,650,601)
      Net unrealized appreciation on investments and translation of assets
           and liabilities in foreign currencies ............................................................             1,739,039
                                                                                                                       ------------
                                                                                                                       $  8,694,138
                                                                                                                       ============























See accompanying notes to financial statements

                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 2004
                                                             (Unaudited)

NET INVESTMENT LOSS

      Income
           Dividends .......................................................................................           $     69,258
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) ...............................................................                 36,007
           Fund administration fees (note 2) ...............................................................                  6,301
           Custody fees (note 2) ...........................................................................                  2,507
           Registration and filing administration fees (note 2) ............................................                  1,138
           Fund accounting fees (note 2) ...................................................................                 13,860
           Audit and tax preparation fees ..................................................................                 11,319
           Legal fees ......................................................................................                  4,302
           Securities pricing fees .........................................................................                  6,413
           Shareholder recordkeeping fees (note 2) .........................................................                  9,000
           Other accounting fees (note 2) ..................................................................                  5,699
           Shareholder servicing expenses ..................................................................                    878
           Registration and filing expenses ................................................................                  2,761
           Printing expenses ...............................................................................                    165
           Trustee fees and meeting expenses ...............................................................                  2,284
           Other operating expenses ........................................................................                  2,191
                                                                                                                       ------------

               Total expenses ..............................................................................                104,825

                    Less investment advisory fees waived (note 2) ..........................................                (32,920)
                                                                                                                       ------------

               Net expenses ................................................................................                 71,905
                                                                                                                       ------------

                    Net investment loss ....................................................................                 (2,647)
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investments and foreign currency translations .................................                 61,153
      Change in unrealized appreciation on investments and
           translation of assets and liabilities in foreign currencies .....................................                (50,592)
                                                                                                                       ------------

           Net realized and unrealized gain on investments .................................................                 10,561
                                                                                                                       ------------

               Net increase in net assets resulting from operations ........................................           $      7,914
                                                                                                                       ============








See accompanying notes to financial statements


                                      THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



                                                                                ---------------------------------------------------
                                                                                                    Period ended        Year ended
                                                                                                    September 30,        March 31,
                                                                                                      2004 (a)             2004
                                                                                ---------------------------------------------------

INCREASE IN NET ASSETS

     Operations
         Net investment loss .......................................................               $      (2,647)      $     (2,786)
         Net realized gain (loss) from investments and foreign currency translations                      61,153            (29,741)
         Change in unrealized appreciation on investments and
              translation of assets and liabilities in foreign currencies ..........                     (50,592)         2,754,938
                                                                                                    ------------       ------------

              Net increase in net assets resulting from operations .................                       7,914          2,722,411
                                                                                                    ------------       ------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (b) ......                   1,562,603             45,841
                                                                                                    ------------       ------------

                     Total increase in net assets ..................................                   1,570,517          2,768,252

NET ASSETS

     Beginning of period ...........................................................                   7,123,621          4,355,369
                                                                                                    ------------       ------------

     End of period .................................................................                $  8,694,138        $ 7,123,621
                                                                                                    ============        ===========


(a) Unaudited ......................................................................

(b) A summary of capital share activity follows:
                                                                         ----------------------------------------------------------
                                                                                Period ended                     Year ended
                                                                            September 30, 2004 (a)             March 31, 2004

                                                                             Shares           Value         Shares          Value
                                                                         ----------------------------------------------------------

Shares sold ..........................................................         157,358    $ 1,602,363        179,553    $ 1,438,611

Shares redeemed ......................................................          (3,952)       (39,760)      (173,251)    (1,392,770)
                                                                           -----------    -----------    -----------    -----------


     Net increase ....................................................         153,406    $ 1,562,603          6,302    $    45,841
                                                                           ===========    ===========    ===========    ===========









See accompanying notes to financial statements


                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                    Period ended                For the Years ended March 31,
                                                    September 30,
                                                      2004 (a)      2004          2003        2002         2001        2000(b)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........       $    10.24  $      6.32  $     9.04   $      9.71  $     11.83   $    10.00

  Income (loss) from investment operations
       Net investment income (loss) .........             0.00        (0.01)        0.01         0.05         0.03         0.02
       Net realized and unrealized gain (loss) on
          investments and foreign currency translations   0.00         3.93        (2.73)       (0.68)       (1.83)        1.83
                                                   -----------  -----------  -----------  -----------  -----------  -----------
           Total from investment operations .             0.00         3.92        (2.72)       (0.63)       (1.80)        1.85
                                                   -----------  -----------  -----------  -----------  -----------  -----------

  Distributions to shareholders from
       Net investment income ................             0.00         0.00         0.00        (0.02)       (0.02)       (0.02)
       Tax return of capital ................             0.00         0.00         0.00        (0.02)        0.00         0.00
       Net realized gain from investment transactions     0.00         0.00         0.00         0.00        (0.30)        0.00
                                                   -----------  -----------  -----------  -----------  -----------  -----------
           Total distributions ..............             0.00         0.00         0.00        (0.04)       (0.32)       (0.02)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

Net asset value, end of period ..............      $     10.24  $     10.24  $      6.32  $      9.04  $      9.71  $     11.83
                                                   ===========  ===========  ===========  ===========  ===========  ===========

Total return ................................             0.00 %      62.03 %     (30.09)%      (6.46)%     (15.67)%      18.56 %
                                                   ===========  ===========  ===========  ===========  ===========  ===========

Ratios/supplemental data
  Net assets, end of period ..............         $ 8,694,138  $ 7,123,621  $ 4,355,369  $ 6,209,408  $ 2,699,045  $ 1,647,537
                                                   ===========  ===========  ===========  ===========  ===========  ===========

  Ratio of expenses to average net assets
       Before expense reimbursements and waived fees      2.91 %(c)    3.30 %       3.63 %       3.55 %       6.26 %       9.23 %(c)
       After expense reimbursements and waived fees       2.00 %(c)    2.00 %       2.00 %       2.00 %       2.00 %       2.00 %(c)
  Ratio of net investment (loss) income to average net assets
       Before expense reimbursements and waived fees     (1.00)%(c)   (1.35)%      (1.54)%      (0.86)%      (3.95)%      (7.11)%(c)
       After expense reimbursements and waived fees      (0.08)%(c)   (0.05)%       0.09 %       0.69 %       0.30 %       0.12 %(c)

  Portfolio turnover rate ............................   11.45 %      18.35 %      38.43 %       5.90 %      14.85 %      23.61 %

(a) Unaudited
(b) For the period from May 28, 1999  (Commencement  of Operations) to March 31, 2000.
(c) Annualized. See accompanying notes to financial statements

             THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2004
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Brown Capital Management International Equity Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-ended management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide its shareholders with long-term capital growth, consisting of both realized and unrealized capital gains, through investment in a diversified international portfolio of marketable securities, primarily equity securities, including common stock, preferred stocks and debt securities convertible into common stocks. The Fund invests on a worldwide basis in equity securities of companies which are incorporated in foreign countries. The Fund began operations on May 28, 1999. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          The Fund has a capital loss carryforward for federal income tax purposes of $1,711,754, of which $38,628 expires in the year 2007, $92,211 of which expires in the year 2010, $1,126,239 of which expires in the year 2011, and $454,676 of which expires in the year 2012. It is the intention of the Trustees not to distribute any realized gains until the carryforward has been offset or expires.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund will make a determination each year as to the distribution of its net investment income, if any, and of its realized capital gains, if any, based upon tax considerations both at the Fund level, and the tax considerations of its shareholders. There is no fixed dividend rate, and there can be no assurance as to the payment of any dividends or the realization of any gains.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.






                                                                     (Continued)

             THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2004
                                   (Unaudited)


     F. Foreign Currency Translation - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate effective the transaction date.

          The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

          Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.


 NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Brown Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% on the first $100 million of the average daily net assets of the Fund and 0.75% of the average daily net assets over $100 million. The Advisor waived all or a portion of its fees and reimbursed expenses of the Fund to limit total Fund operating expenses to 2.00% of the average daily net assets of the Fund. There can be no assurance that the foregoing fee waivers or reimbursements will continue. The Advisor has waived a portion its fee amounting to $32,920 ($0.05 per share) for the period ended September 30, 2004. The Fund may at a later date reimburse the Advisor the fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement during any of the previous five (5) fiscal years, provided the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limits stated above. Consequently, no reimbursement by the Fund will be made unless; (i) the Fund's assets exceed $20 million; (ii) the Fund's total annual expense ratio is less than the percentage stated above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration fees shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and recordkeeping services with an additional fee of $750 per month for each additional class of shares, plus 0.01% of annual average net assets. The Administrator also receives the following to procure and pay the custodian for the Funds: 0.02% on the first $100 million of each Fund's net assets and 0.009% on all assets over $100 million plus transaction fees, with a minimum fee of $400 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

                                                                     (Continued)

             THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2004
                                   (Unaudited)


     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares.

     Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - SHAREHOLDER EXPENSES

     As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

     A. Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     B. Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


                                                       Beginning             Ending
                                          Total      Account Value       Account Value        Expenses Paid
                                         Return      April 1, 2004     September 30, 2004    During Period*
                                         ------      -------------     ------------------    --------------

Actual return of                          0.00%        $ 1,000.00          $ 1,000.00          $ 10.03
Hypothetical return before expenses of    5.00%        $ 1,000.00          $ 1,015.04          $ 10.10


* Expenses are equal to the Fund's  annualized  expense  ratio of 2.00% multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year  divided by 365  (to reflect the semi-annual period).


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $1,399,715 and $767,577, respectively, for the period ended September 30, 2004.

                                                                    (Continued)

             THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                             ADDITIONAL INFORMATION

                               September 30, 2004
                                   (Unaudited)


PROXY VOTING POLICY

     A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and
     (2) on the SEC's website at http://www.sec.gov.


PORTFOLIO HOLDINGS

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q will be available, beginning with the quarter ending December 31, 2004, on the SEC's website at http://www.sec.gov. You may review and make copies at the SEC's Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

                   (This page was intentionally left blank.)

                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2004
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 98.04%

Automobiles & Components - 2.01%
     Harley-Davidson, Inc. .......................................................                  1,415              $     84,108
                                                                                                                       ------------

Business Services - 1.63%
  (a)Fiserv, Inc. ................................................................                  1,950                    67,977
                                                                                                                       ------------

Capital Goods & Services - 3.22%
  (a)Ceridian Corporation ........................................................                  1,575                    28,996
     Danaher Corporation .........................................................                  2,060                   105,637
                                                                                                                       ------------
                                                                                                                            134,633
                                                                                                                       ------------
Chemicals - 2.54%
     Airgas, Inc. ................................................................                  3,130                    75,339
     Sigma-Aldrich Corporation ...................................................                    535                    31,030
                                                                                                                       ------------
                                                                                                                            106,369
                                                                                                                       ------------
Consumer Durables & Apparel - 4.25%
  (a)Fossil Inc. .................................................................                  3,420                   105,815
  (a)Williams-Sonoma, Inc. .......................................................                  1,915                    71,908
                                                                                                                       ------------
                                                                                                                            177,723
                                                                                                                       ------------
Distribution / Wholesale - 4.70%
     Fastenal Company ............................................................                  1,696                    97,690
     MSC Industrial Direct Co., Inc. .............................................                  2,900                    98,832
                                                                                                                       ------------
                                                                                                                            196,522
                                                                                                                       ------------
Diversified Financials - 6.10%
     Investors Financial Services Corporation ....................................                  2,265                   102,219
     Legg Mason Inc. .............................................................                  1,770                    94,288
     T. Rowe Price Group, Inc. ...................................................                  1,150                    58,581
                                                                                                                       ------------
                                                                                                                            255,088
                                                                                                                       ------------
Educational Services - 0.76%
  (a)Career Education Corporation ................................................                  1,115                    31,699
                                                                                                                       ------------

Electronic Equipment and Instruments - 3.50%
  (a)Avnet, Inc. .................................................................                  3,365                    57,609
     Cognex Corporation ..........................................................                  1,570                    41,134
  (a)Waters Corporation ..........................................................                  1,075                    47,407
                                                                                                                       ------------
                                                                                                                            146,150
                                                                                                                       ------------
Energy - 1.74%
  (a)Smith International, Inc. ...................................................                  1,200                    72,876
                                                                                                                       ------------







                                                                                                                         (Continued)

                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2004
                                                             (Unaudited)


COMMON STOCKS - (Continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

Health Care Equipment and Services - 11.81%
     Biomet, Inc. ................................................................                  2,095              $     98,214
  (a)Covance, Inc. ...............................................................                  2,260                    90,332
  (a)Coventry Health Care, Inc. ..................................................                  1,500                    80,055
     Health Management Associates, Inc. ..........................................                  5,360                   109,505
  (a)Omnicare, Inc. ..............................................................                  1,000                    28,360
  (a)St. Jude Medical, Inc. ......................................................                  1,160                    87,313
                                                                                                                       ------------
                                                                                                                            493,779
                                                                                                                       ------------
Health Care Providers and Services - 3.34%
  (a)Caremark Rx, Inc. ...........................................................                  2,115                    67,828
  (a)Henry Schein Inc. ...........................................................                  1,155                    71,968
                                                                                                                       ------------
                                                                                                                            139,796
                                                                                                                       ------------
Hotels Restaurants & Leisure - 4.56%
  (a)Panera Bread Company ........................................................                  1,470                    55,184
     Royal Caribbean Cruises Ltd. ................................................                  1,900                    82,840
  (a)The Cheesecake Factory Incorporated .........................................                  1,215                    52,731
                                                                                                                       ------------
                                                                                                                            190,755
                                                                                                                       ------------
Insurance - 1.58%
     Willis Group Holdings Ltd. ..................................................                  1,770                    66,198
                                                                                                                       ------------

Pharmaceuticals & Biotechnology - 5.69%
  (a)Affymetrix, Inc. ............................................................                  1,600                    49,136
  (a)Cephalon, Inc. ..............................................................                    400                    19,160
  (a)Chiron Corporation ..........................................................                  1,160                    51,272
  (a)Genzyme Corporation .........................................................                  1,500                    81,615
  (a)MedImmune, Inc. .............................................................                  1,550                    36,735
                                                                                                                       ------------
                                                                                                                            237,918
                                                                                                                       ------------
Retailing - 18.60%
  (a)Advance Auto Parts, Inc. ....................................................                  1,400                    48,160
  (a)Coach Inc. ..................................................................                  2,390                   101,384
  (a)Chico's FAS, Inc. ...........................................................                  2,525                    86,355
  (a)Dick's Sporting Goods, Inc. .................................................                  3,140                   111,847
     Fred's, Inc. ................................................................                  3,902                    70,080
     PETsMART, Inc. ..............................................................                  3,150                    89,428
     Staples Inc. ................................................................                  3,845                   114,658
     The Nautilus Group, Inc. ....................................................                    900                    20,331
     Tiffany & Co. ...............................................................                  1,755                    53,949
     TJX Companies ...............................................................                  3,705                    81,658
                                                                                                                       ------------
                                                                                                                            777,850
                                                                                                                       ------------





                                                                                                                        (Continued)

                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2004
                                                             (Unaudited)


COMMON STOCKS - (Continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

      Software & Services - 5.82%
           Adobe Systems, Inc. ........................................................               945              $     46,749
        (a)Checkfree Corporation ......................................................             1,650                    45,655
        (a)Electronic Arts, Inc. ......................................................             1,600                    73,584
        (a)Intuit Inc. ................................................................             1,700                    77,180
                                                                                                                       ------------
                                                                                                                            243,168
                                                                                                                       ------------
      Technology Hardware & Equipment - 12.74%
        (a)Altera Corporation .........................................................             3,980                    77,889
           Analog Devices, Inc. .......................................................             1,375                    53,322
        (a)Flextronics International, Ltd. ............................................             4,035                    53,464
        (a)Integrated Circuit Systems, Inc. ...........................................             1,790                    38,485
        (a)Jabil Circuit, Inc. ........................................................             3,735                    85,905
        (a)Lam Research Corporation ...................................................             2,135                    46,714
        (a)Network Appliance, Inc. ....................................................             1,765                    40,595
        (a)Novellus Systems, Inc. .....................................................             1,690                    44,937
        (a)Synopsys, Inc. .............................................................             1,870                    29,602
           Xilinx, Inc. ...............................................................             2,290                    61,830
                                                                                                                       ------------
                                                                                                                            532,743
                                                                                                                       ------------
      Telecommunication Equipment - 3.45%
           Molex Incorporated .........................................................             1,535                    45,774
        (a)Nextel Partners, Inc. ......................................................             5,940                    98,485
                                                                                                                       ------------
                                                                                                                            144,259
                                                                                                                       ------------

           Total Common Stocks (Cost $3,463,884) ........................................................                 4,099,611
                                                                                                                       ------------

INVESTMENT COMPANY - 1.78%

           Evergreen Institutional Money Market Fund Class I #495 .....................            74,528                    74,528
           (Cost $74,528)                                                                                              ------------


Total Value of Investments (Cost $3,538,412 (b)) ......................................             99.82 %            $  4,174,139
Other Assets Less Liabilities .........................................................              0.18 %                   7,343
                                                                                              -----------              ------------
      Net Assets ......................................................................            100.00 %            $  4,181,482
                                                                                              ===========              ============

      (a)  Non-income producing investment
      (b)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation/
          (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

                Aggregate gross unrealized appreciation ................................................               $    775,854
                Aggregate gross unrealized depreciation ................................................                   (140,127)
                                                                                                                       ------------
                      Net unrealized appreciation .......................................................              $    635,727
                                                                                                                       ============



See accompanying notes to financial statements


                                           THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                              STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2004
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $3,538,412) ...........................................................              $  4,174,139
      Cash ..............................................................................................                       488
      Income receivable .................................................................................                       864
      Receivable for fund shares sold ...................................................................                     2,531
      Other asset .......................................................................................                     3,491
      Due from advisor (note 2) .........................................................................                    19,437
                                                                                                                       ------------

           Total assets .................................................................................                 4,200,950
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ..................................................................................                    19,468
                                                                                                                       ------------

NET ASSETS ..............................................................................................              $  4,181,482
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital ...................................................................................              $  3,543,203
      Accumulated net investment loss ...................................................................                   (21,785)
      Undistributed net realized gain on investments ....................................................                    24,337
      Net unrealized appreciation on investments ........................................................                   635,727
                                                                                                                       ------------
                                                                                                                       $  4,181,482
                                                                                                                       ============
INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($2,193,130 / 166,236 shares outstanding; unlimited
            shares of no par value beneficial interest authorized) ......................................              $      13.19
                                                                                                                       ============

INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($1,988,352 / 151,324 shares outstanding; unlimited
            shares of no par value beneficial interest authorized) ......................................              $      13.14
                                                                                                                       ============

















See accompanying notes to financial statements

                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 2004
                                                             (Unaudited)

NET INVESTMENT LOSS

      Income
           Dividends .....................................................................................             $      7,204
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) .............................................................                   15,391
           Fund administration fees (note 2) .............................................................                    3,591
           Distribution and service fees - Investor Shares (note 3) ......................................                    2,348
           Custody fees (note 2) .........................................................................                    2,215
           Registration and filing administration fees (note 2) ..........................................                    4,823
           Fund accounting fees (note 2) .................................................................                   18,205
           Audit and tax preparation fees ................................................................                    7,924
           Legal fees ....................................................................................                    5,786
           Securities pricing fees .......................................................................                    2,853
           Shareholder recordkeeping fees (note 2) .......................................................                   12,000
           Other accounting fees (note 2) ................................................................                    8,409
           Shareholder servicing expenses ................................................................                      805
           Registration and filing expenses ..............................................................                   12,834
           Printing expenses .............................................................................                      602
           Trustee fees and meeting expenses .............................................................                    2,271
           Other operating expenses ......................................................................                    1,966
                                                                                                                       ------------

               Total expenses ............................................................................                  102,023

               Less:
                    Expense reimbursements (note 2) ......................................................                  (57,643)
                    Investment advisory fees waived (note 2) .............................................                  (15,391)
                                                                                                                       ------------

               Net expenses ..............................................................................                   28,989
                                                                                                                       ------------

                    Net investment loss ..................................................................                  (21,785)
                                                                                                                       ------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions .....................................................                  (28,283)
      Change in unrealized appreciation on investments ...................................................                 (143,150)
                                                                                                                       ------------

           Net realized and unrealized loss on investments ...............................................                 (171,433)
                                                                                                                       ------------

               Net decrease in net assets resulting from operations ......................................             $   (193,218)
                                                                                                                       ============






See accompanying notes to financial statements

                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



                                                                                ---------------------------------------------------
                                                                                                    Period ended         Year ended
                                                                                                    September 30,         March 31,
                                                                                                      2004 (a)              2004
                                                                                ---------------------------------------------------
INCREASE IN NET ASSETS
     Operations
         Net investment loss ..................................................                     $    (21,785)      $    (33,406)
         Net realized (loss) gain from investment transactions ................                          (28,283)           188,373
         Change in unrealized appreciation on investments .....................                         (143,150)           752,197
                                                                                                    ------------       ------------
              Net (decrease) increase in net assets resulting from operations .                         (193,218)           907,164
                                                                                                    ------------       ------------

     Distributions to shareholders from
         Net realized gain from investment transactions - Institutional Shares                                 0            (67,136)
         Net realized gain from investment transactions - Investor Shares .....                                0            (36,739)
                                                                                                    ------------       ------------
              Decrease in net assets resulting from distributions .............                                0           (103,875)
                                                                                                    ------------       ------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (b) .                          313,691          1,080,225
                                                                                                    ------------       ------------

                     Total increase in net assets .............................                          120,473          1,883,514

NET ASSETS
     Beginning of period ......................................................                        4,061,009          2,177,495
                                                                                                    ------------       ------------

     End of period ............................................................                     $  4,181,482        $ 4,061,009
                                                                                                    ============        ===========

(a) Unaudited .................................................................

(b) A summary of capital share activity follows:
                                                                            -------------------------------------------------------
                                                                                  Period ended                    Year ended
                                                                              September 30, 2004 (a)            March 31, 2004
                                                                            Shares           Value         Shares          Value
                                                                            -------------------------------------------------------
------------------------------------------------------------------------
                     INSTITUTIONAL SHARES
------------------------------------------------------------------------
Shares sold ............................................................           395    $     5,205        115,696    $ 1,540,192
Shares issued for reinvestment of distributions ........................             0              0          5,010         67,136
Shares redeemed ........................................................          (130)        (1,686)      (113,802)    (1,515,857)
                                                                           -----------    -----------    -----------    -----------
     Net increase ......................................................           265    $     3,519          6,904    $    91,471
                                                                           ===========    ===========    ===========    ===========
------------------------------------------------------------------------
                        INVESTOR SHARES
------------------------------------------------------------------------
Shares sold ............................................................        27,960    $   373,074         83,260    $ 1,090,981
Shares issued for reinvestment of distributions ........................             0              0          2,748         36,739
Shares redeemed ........................................................        (4,761)       (62,902)       (10,665)      (138,966)
                                                                           -----------    -----------    -----------    -----------
     Net increase ......................................................        23,199    $   310,172         75,343    $   988,754
                                                                           ===========    ===========    ===========    ===========
------------------------------------------------------------------------
                         FUND SUMMARY
------------------------------------------------------------------------
Shares sold ............................................................        28,355    $   378,279        198,956    $ 2,631,173
Shares issued for reinvestment of distributions ........................             0              0          7,758        103,875
Shares redeemed ........................................................        (4,891)       (64,588)      (124,467)    (1,654,823)

                                                                           -----------    -----------    -----------    -----------
     Net increase ......................................................        23,464    $   313,691         82,247    $ 1,080,225
                                                                           ===========    ===========    ===========    ===========

See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INSTITUTIONAL SHARES

                                                                      -------------------------------------------------------------
                                                                                Period ended       Year ended       Period ended
                                                                                September 30,       March 31,         March 31,
                                                                                  2004 (a)            2004            2003 (b)
                                                                      -------------------------------------------------------------
Net asset value, beginning of period ............................              $       13.83     $       10.28     $      10.00

      (Loss) income from investment operations
           Net investment loss ..................................                      (0.06)            (0.12)           (0.04)
           Net realized and unrealized (loss) gain on investments                      (0.58)             4.09             0.32
                                                                               -------------     -------------     ------------

               Total from investment operations .................                      (0.64)             3.97             0.28
                                                                               -------------     -------------     ------------

      Distributions to shareholders from
           Net realized gain from investment transactions .......                       0.00             (0.42)            0.00
                                                                               -------------     -------------     ------------

Net asset value, end of period ..................................              $       13.19     $       13.83     $      10.28
                                                                               =============     =============     ============


Total return ....................................................                      (4.63)%           38.75 %           2.80 %
                                                                               =============     =============     ============

Ratios/supplemental data
      Net assets, end of period .................................              $   2,193,130     $   2,294,593     $  1,635,414
                                                                               =============     =============     ============

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........                       4.85 %(c)         6.11 %          15.28 %(c)
           After expense reimbursements and waived fees .........                       1.30 %(c)         1.30 %           1.30 %(c)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees ........                      (4.50)%(c)        (5.80)%         (14.92)%(c)
           After expense reimbursements and waived fees .........                      (0.95)%(c)        (0.98)%          (0.94)%(c)

      Portfolio turnover rate ...................................                      11.66 %           47.37 %          12.08 %

(a) Unaudited.

(b) For the period from September 30, 2002 (Date of Initial Public Investment) to March 31, 2003.

(c) Annualized.









                                                                                                                        (Continued)


                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           INVESTOR SHARES

                                                                      -------------------------------------------------------------
                                                                                Period ended       Year ended       Period ended
                                                                                September 30,       March 31,         March 31,
                                                                                  2004 (a)            2004             2003 (b)
                                                                      -------------------------------------------------------------
Net asset value, beginning of period ............................              $       13.79     $       10.27     $      10.00

      (Loss) income from investment operations
           Net investment loss ..................................                      (0.07)            (0.10)           (0.03)
           Net realized and unrealized (loss) gain on investments                      (0.58)             4.04             0.30
                                                                               -------------     -------------     ------------

               Total from investment operations .................                      (0.65)             3.94             0.27
                                                                               -------------     -------------     ------------

      Distributions to shareholders from
           Net realized gain from investment transactions .......                       0.00             (0.42)            0.00
                                                                               -------------     -------------     ------------

Net asset value, end of period ..................................              $       13.14     $       13.79     $      10.27
                                                                               =============     =============     ============

Total return ....................................................                      (4.71)%           38.49 %           2.70 %
                                                                               =============     =============     ============

Ratios/supplemental data
      Net assets, end of period .................................              $   1,988,352     $   1,766,416     $    542,081
                                                                               =============     =============     ============

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........                       5.12 %(c)         6.47 %          13.67 %(c)
           After expense reimbursements and waived fees .........                       1.55 %(c)         1.55 %           1.56 %(c)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees ........                      (4.76)%(c)        (6.15)%         (13.36)%(c)
           After expense reimbursements and waived fees .........                      (1.19)%(c)        (1.22)%          (1.25)%(c)

      Portfolio turnover rate ...................................                      11.66 %           47.37 %          12.08 %

(a) Unaudited.

(b) For the period from September 30, 2002 (Date of Initial Public Investment) to March 31, 2003.

(c) Annualized.









                                                                                     See accompanying notes to financial statements

                    THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2004
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Brown Capital Management Mid-Cap Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-ended management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek long-term capital appreciation by investing in a portfolio of equity securities of companies with market capitalizations between $1 billion and $10 billion at the time of initial investment ("mid-cap companies"). The Fund began operations on September 30, 2002. The Fund has an unlimited number of authorized shares, which are divided into two classes - Institutional Shares and Investor Shares.

     Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the "Trustees") determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.


     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

                                                                     (Continued)

                    THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2004
                                   (Unaudited)


     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Brown Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the Fund's average daily net assets. The Advisor waived all or a portion of its fee and reimbursed expenses of the Fund to limit total Fund operating expenses to 1.30% of the average daily net assets of the Fund's Institutional Shares and 1.55% of the daily net assets of the Fund's Investor Shares. There can be no assurance that the foregoing fee waivers or reimbursements will continue. The Advisor has waived its fee amounting to $15,391 ($0.05 per share) and has reimbursed expenses in the amount of $57,643 for the period ended September 30, 2004. The Fund may at a later date reimburse the Advisor the fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement during any of the previous five (5) fiscal years, provided the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limits stated above. Consequently, no reimbursement by the Fund will be made unless; (i) the Fund's assets exceed $20 million; (ii) the Fund's total annual expense ratio is less than the percentage stated above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus an additional fee of 0.01% of the average annual net assets. The Administrator also receives the following to procure and pay the custodian for the Funds:
     0.02% on the first $100 million of each Fund's net assets and 0.009% on all assets over $100 million plus transaction fees, with a minimum fee of $400 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares.

     Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.

                                                                    (Continued)

                    THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2004
                                   (Unaudited)


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of Investor Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Shares in the Fund or support servicing of Investor Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares' average daily net assets. The Fund incurred $2,348 of such expenses for the Investor Shares under the Plan for the period ended September 30, 2004.


NOTE 4 - INFORMATION ABOUT SHAREHOLDER EXPENSES

     As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

     A. Actual Expenses - The first 2 lines of the table below provide information about the actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     B. Hypothetical Example for Comparison Purposes - The last 2 lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.











                                                                     (Continued)

                    THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2004
                                   (Unaudited)


NOTE 4 - INFORMATION ABOUT SHAREHOLDER EXPENSES - (Continued)





                                                              Beginning             Ending
                                                  Total      Account Value       Account Value        Expenses Paid
                                                 Return      April 1, 2004     September 30, 2004    During Period*
                                                 ------      -------------     ------------------    --------------

Actual return for Institutional Shares           (4.63)%     $1,000.00         $     953.70               $ 6.37
Acutual return for Investor Shares               (4.71)%     $1,000.00         $     952.90               $ 7.59
Hypothetical return for Institutional Shares ^1   5.00%      $1,000.00         $   1,018.55               $ 6.58
Hypothetical return for Investors Shares ^1       5.00%      $1,000.00         $   1.017.30               $ 7.84


  ^1 The hypothetical return of 5.00% is the annual return before expenses.
  ^2 Expenses are equal to the Fund's annualized expense ratio (1.30% and 1.55% for the Institutional Shares and Investor Shares, respectively) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the semi-annual period).


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments, other than short-term investments, aggregated $932,767 and $461,941, respectively, for the period ended September 30, 2004.




























                                                                     (Continued)

                    THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                             ADDITIONAL INFORMATION

                               September 30, 2004
                                   (Unaudited)


PROXY VOTING POLICY

     A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and
     (2) on the SEC's website at http://www.sec.gov.


PORTFOLIO HOLDINGS

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q will be available, beginning with the quarter ending December 31, 2004, on the SEC's website at http://www.sec.gov. You may review and make copies at the SEC's Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

The Brown Capital Management
Mutual Funds are a series of
The Nottingham Investment Trust II









For Shareholder Service Inquiries:         For Investment Advisor Inquiries:

Documented:                                Documented:

NC Shareholder Services                    Brown Capital Management
116 South Franklin Street                  1201 North Calvert Street
Post Office Drawer 4365                    Baltimore, Maryland 21202
Rocky Mount, North Carolina 27802-0069

Toll-Free Telephone:                       Toll-Free Telephone:

1-800-773-3863                              1-877-892-4BCM, 1-877-892-4226

World Wide Web @: World Wide Web @:

ncfunds.com                                browncapital.com

Item 2. CODE OF ETHICS.


     Not applicable.





Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.


     Not applicable.





Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.




Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.


     Not applicable.





Item 6. SCHEDULE OF INVESTMENTS.


     A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.





Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


     Not applicable.

Item 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


     Not applicable.





Item 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


     Not applicable.





Item 10. CONTROLS AND PROCEDURES.


(a) The Principal Executive Officers and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. EXHIBITS.


(a)(1)   Not applicable.


(a)(2) Certifications required by Item 11.(a)(2) of Form N-CSR are filed herewith as Exhibit 11.(a)(2).


(a)(3)   Not applicable.

(b) Certifications required by Item 11.(b) of Form N-CSR are filed herewith as Exhibit 11.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Nottingham Investment Trust II


By: (Signature and Title)        /s/ C. Frank Watson III
                                 _______________________
                                 C. Frank Watson III
                                 Secretary, Treasurer and Principal Financial
                                 Officer

Date: November 20, 2004







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Richard K. Bryant
                                 _______________________
                                 Richard K. Bryant
                                 Trustee, The Nottingham Investment Trust II
                                 President and Principal Executive Officer,
                                 Capital Value Fund

Date: November 30, 2004




By: (Signature and Title)        /s/ Douglas S. Folk
                                 _______________________
                                 Douglas S. Folk
                                 President and Principal Executive Officer,
                                 EARNEST Partners Fixed Income Trust

Date: November 30, 2004



By: (Signature and Title)        /s/ Keith A. Lee
                                 _______________________
                                 Keith A. Lee
                                 Trustee, The Nottingham Investment Trust II
                                 Vice President and Principal Executive Officer,
                                 The Brown Capital  Management  Equity Fund, The
                                 Brown Capital  Management  Balanced  Fund,  The
                                 Brown  Capital  Management  Small Company Fund,
                                 The  Brown  Capital  Management   International
                                 Equity Fund,  and The Brown Capital  Management
                                 Mid-Cap Fund

Date: November 30, 2004





By:  (Signature and Title)       /s/ C. Frank Watson III
                                 _______________________
                                 C. Frank Watson III
                                 Secretary, Treasurer and Principal Financial
                                 Officer, The Nottingham Investment Trust II

Date: November 20, 2004